UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER M. GOLDEN 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 871-6117

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2016

Item 1.    Schedule of Investments.

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
April 30, 2016

		Value
Shares		(note 2)

Investment companies - 59.76%

Alternatives - 5.96%
186,847	ASG Global Alternatives Fund *	$1,808,675
130,043	Sprott Physical Gold Trust *	1,397,962

		3,206,637

Equity - 28.86%
128,876	Calamos Market Neutral Income Fund	1,639,300
56,785	Gateway Fund	1,675,160
21,471	HarbourVest Global Private Equity Ltd *	296,469
210,226	Henderson Global Equity Income Fund (a)	1,557,777
32,947	ICG Enterprise Trust plc	260,681
41,389	iShares Core MSCI Emerging Markets ETF	1,735,027
16,354	iShares High Dividend ETF	1,289,513
31,415	iShares MSCI EAFE Minimum Volatility Index Fund	2,111,716
22,118	iShares MSCI Emerging Markets Minimum Volatility ETF	1,138,192
15,600	iShares Russell 1000 Value ETF	1,573,884
27,005	NB Private Equity Partners Ltd	281,527
15,000	Pantheon International plc *	277,692
114,838	PowerShares International Dividend Achievers Portfolio	1,681,229
		15,518,167

Fixed income - 24.94%
119,716	Henderson High Yield Opportunities Fund (a)	1,116,949
136,921	Henderson Strategic Income Fund (a)	1,237,767
257,826	Henderson Unconstrained Bond Fund (a)	2,338,478
13,709	iShares Global High Yield Corporate Bond Fund	654,468
10,757	iShares iBoxx $ High Yield Corporate Bond Fund	901,974
18,118	iShares iBoxx Investment Grade Corporate Bond Fund	2,180,139
20,641	iShares TIPS Bond ETF	2,371,238
9,217	PIMCO Enhanced Short Maturity ETF	931,101
72,639	PowerShares Senior Loan Portfolio	1,677,235
		13,409,349

Partnerships - 5.30%
5,167	TIAA-CREF Asset Management Core Property Fund LP (b) (c)	2,852,896

	Total partnerships
	(Cost $2,554,354)	2,852,896

	Total long-term investments
	(Cost $34,477,016)	34,987,049

Short-term investment - 33.28%
17,898,078	Fidelity Institutional Treasury Portfolio (d)	17,898,078

	Total short-term investment
	(Cost $17,898,078)	17,898,078

Total investments - 98.34%
	(Cost $52,375,094)	52,885,127

Financial Derivative Instruments, net (e)		176,691
(Cost or Premiums, net $0) – 0.33%

Net other assets and liabilities – 1.33%		713,755

Total net assets – 100.00%		$53,775,573

*	Non-income producing security
(a)	Affiliated holding, see notes to portfolio of investments for further information.
(b)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(c)	Fair valued at April 30, 2016 as determined in good faith using procedures approved by the Board of Trustees.
(d)	This short-term investment has been segregated for open futures contracts and forward foreign currency contracts at April 30, 2016.
(e)	Information with respect to financial derivative instruments is disclosed in the following tables.
ETF	Exchange-traded fund

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
April 30, 2016 (continued)

(e) FINANCIAL DERIVATIVE INSTRUMENTS

EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

	Number of contracts	Expiration date	Current notional value	Unrealized appreciation/ (depreciation) Asset Liability
E-mini S&P 500 Index (Long)	10	6/17/16	$1,029,550	$20,022	$—
EURO STOXX 50 Index (Long)	106	6/17/16	3,613,344	—	(8,648)
FTSE 100 Index (Long)	31	6/17/16	2,813,768	65,851	—
Nikkei 225 Index (Long)	17	6/9/16	2,636,278	—	(10,793)
US Treasury 10 Year Note (Long)	5	6/21/16	650,313	—	(6,258)
Total				$85,873	$(25,699)

	Cost or Premiums, Net	Asset	Liability
TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS	$—	$85,873	$(25,699)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty		Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
British Pound (Long)	BNP Paribas Securities Services	5/25/16	1,490	$2,176,546	$63,757	$—
Euro (Long)	BNP Paribas Securities Services	5/25/16	1,404	1,608,137	20,658	—
Japanese Yen (Long)	BNP Paribas Securities Services	5/25/16	205,546	1,932,636	32,102	—
Total					$116,517	$—

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$116,517	$—

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
April 30, 2016 (continued)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$202,390	$(25,699)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
April 30, 2016 (continued)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	98%
British Pound	2
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
April 30, 2016 (continued)

Fair Value Measurement

 The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Investment Companies	$32,134,153	$—	$—	$32,134,153
Partnerships	—	—	2,852,896	2,852,896
Short-Term Investment	17,898,078	—	—	17,898,078
Total Investments	$50,032,231	$—	$2,852,896	$52,885,127
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$85,873	$—	$—	$85,873
Over-the-counter	—	116,517	—	116,517
Total Financial Derivative Instruments - Assets	$85,873	$116,517	$—	$202,390
Liabilities
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(25,699)	$—	$—	$(25,699)
Total Financial Derivative Instruments - Liabilities	$(25,699)	$—	$—	$(25,699)
During the period ended April 30, 2016, there were no transfers in or out of security levels.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
April 30, 2016 (continued)

Following is a reconciliation of investments in which significant observable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of April 30, 2016
Partnerships
TIAA-CREF Asset Management Core Property Fund LP	$2,684,523	$0	$0	$148,369	$20,004	$0	$0	$0	$2,852,896
	$2,684,523	$0	$0	$148,369	$20,004	$0	$0	$0	$2,852,896

The total net change in unrealized appreciation (depreciation) attributable to level 3 investments held at April 30, 2016 was $148,369.

The Fund’s Adviser has determined that TIAA-CREF Asset Management Core Property Fund LP (“CPF”) is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The CPF is a private Delaware limited partnership that provides monthly liquidity to its investors with 45 days written notice and invests its contributed capital in a TIAA-CREF Real Estate Investment Trust (REIT). The REIT is a limited partnership which in turn invests in a TIAA-CREF operating partnership. The investments of the operating partnership include a diversified portfolio of real property assets. As a result, the monthly valuations prepared by CPF and assignment of a net asset value per share are ultimately driven by changes in the valuation of the underlying real property assets in the operating partnership. All of the investments in real estate are appraised annually by an independent third party appraiser. The CPF’s policy is to report all such investments, as well as related debt, at fair value under US Generally Accepted Accounting Principles based on the appraised value. The annual appraisals are conducted on a rolling basis such that approximately 25% of the portfolio receives an annual full appraisal each quarter. In addition, each appraisal is updated quarterly under the direction of an independent, third-party appraisal firm.

The significant unobservable inputs used by CPF in the fair value measurement and appraisal of the real property assets include: a) an extensive market study, including a thorough analysis of current market conditions and trends as they impact supply, demand and absorption of the relevant property type; b) thorough description of the site and improvements, including a site plan and renderings of the improvements if available; c) estimate of the value of the land; d) estimate of the value of the property using a cost approach; e) estimate of the market value of the property using a sales comparison approach; and f) estimate of the value of the property using a detailed income capitalization approach that includes several diagnostic inputs. Significant changes in any of those inputs in isolation would result in a significant change in the fair value measurement, and ultimately the value ascribed to All Asset Fund’s limited partnership interests in CPF.

Due to the factors above, and consistent with a fair valuation policy approved by the Board of Trustees, the All Asset Fund values this investment monthly upon receipt of the limited partner statement and in-line with the capital balance allocated to its limited partnership interests, less the undistributed net income accrued within the capital balance. Separately, a daily income accrual is recognized by the Fund to account for the net income that is accrued and allocated to its limited partnership interests and distributed quarterly. The value assigned to the investment is revised monthly upon receipt of the limited partner statement. The value may be revised more frequently if, in the determination of the Adviser and/or the Board of Trustees, market or investment-specific developments warrant re-assessment.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016

		Value
Shares		(note 2)
Common stocks - 80.62%
Australia - 1.12%
136,105	Suncorp Group, Ltd.	$1,293,593

Canada - 1.20%
29,597	BCE, Inc.	1,387,971

Finland - 0.88%
53,015	UPM-Kymmene Oyj	1,012,557

France - 7.12%
43,404	AXA S.A.	1,094,140
24,874	Compagnie de Saint-Gobain	1,139,137
16,441	Nexity S.A.	881,611
109,382	Orange S.A.	1,813,589
10,746	Sanofi	887,293
32,547	SCOR SE	1,108,163
25,841	Total S.A.	1,299,856
		8,223,789

Germany - 5.63%
12,866	Bayer AG	1,484,271
12,929	Deutsche Boerse AG	1,061,324
58,373	Deutsche Post AG	1,713,778
76,525	Deutsche Telekom AG	1,339,348
4,855	Muenchener Rueckversicherungs-Gesellschaft AG	900,316
		6,499,037

Hong Kong - 1.51%
116,000	Cheung Kong Property Holdings, Ltd.	796,323
79,000	CK Hutchison Holdings, Ltd.	946,648
		1,742,971

Israel - 1.21%
657,184	Bezeq The Israeli Telecommunication Corp, Ltd.	1,399,444

Italy - 1.01%
258,108	Enel SpA	1,169,774

Japan - 1.42%
51,000	Daiwa Securities Group, Inc.	300,093
29,700	Nippon Telegraph and Telephone Corp.	1,332,704
		1,632,797

Luxembourg - 0.80%
10,991	RTL Group S.A. *	918,220

Netherlands - 5.30%
126,809	ING Groep N.V.	1,552,943
137,275	RELX N.V.	2,303,573

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016 (continued)

		Value
Shares		(note 2)
28,265	Unilever N.V.	$1,241,677
26,905	Wolters Kluwer N.V.	1,023,890
		6,122,083

Norway - 1.10%
73,935	Telenor ASA	1,272,675

Portugal - 1.35%
217,851	NOS SGPS S.A.	1,562,806

Switzerland - 8.89%
12,537	Cembra Money Bank AG	859,280
39,099	Nestle S.A.	2,914,186
32,582	Novartis AG	2,486,190
9,908	Roche Holding AG	2,504,628
3,760	Syngenta AG	1,505,098
		10,269,382

Taiwan - 1.11%
54,345	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,281,998

United Kingdom - 17.84%
25,688	AstraZeneca plc	1,474,337
22,672	British American Tobacco plc	1,381,405
292,875	Centrica plc	1,020,196
56,678	Diageo plc	1,528,767
403,292	GKN plc	1,642,297
48,287	Imperial Brands plc	2,623,573
457,280	ITV plc	1,504,685
34,994	Nielsen Holdings plc	1,824,587
51,714	Prudential plc	1,018,197
14,174	Rio Tinto plc	476,442
74,155	Royal Dutch Shell plc, A Shares	1,952,958
190,488	Standard Life plc	907,640
553,086	Vodafone Group plc	1,771,447
63,500	WPP plc	1,480,818
		20,607,349

United States - 23.13%
20,885	Chevron Corp.	2,134,029
62,297	Cisco Systems, Inc.	1,712,545
41,516	General Electric Co.	1,276,617
9,842	Johnson & Johnson	1,103,091
24,532	JPMorgan Chase & Co.	1,550,422
19,169	Las Vegas Sands Corp.	865,480
4,586	Lockheed Martin Corp.	1,065,695
55,053	Microsoft Corp.	2,745,493
76,357	Pfizer, Inc.	2,497,638
15,190	Philip Morris International, Inc.	1,490,443
13,888	QUALCOMM, Inc.	701,622
33,676	Reynolds American, Inc.	1,670,330
21,488	Six Flags Entertainment Corp.	1,290,354

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016 (continued)

		Value
Shares		(note 2)
32,305	Synchrony Financial *	$987,564
21,109	The Coca-Cola Co.	945,683
13,837	United Parcel Service, Inc., Class B	1,453,854
32,548	Verizon Communications, Inc.	1,657,995
31,437	Wells Fargo & Co.	1,571,221
		26,720,076
Total common stocks
(Cost $90,496,157)		93,116,522

	Face				Value
	amount		Coupon	Maturity	(note 2)

Corporate bonds - 13.03%
		France – 0.74%
USD	600,000	BNP Paribas S.A. (a) (b)	7.195%	6/25/37	654,000
USD	200,000	Numericable-SFR S.A. (a)	7.375%	5/1/26	203,250
					857,250

		Germany – 0.44%
USD	500,000	Unitymedia Hessen GmbH & Co. KG (a)	5.000%	1/15/25	505,000

		Ireland – 0.17%
	200,000	Ardagh Packaging Finance plc/Ardgah MP Holding USA, Inc. (a)	4.625%	5/15/23	200,000

		Netherlands – 0.50%
USD	500,000	Deutsche Telekom International Finance B.V. (a)	4.875%	3/6/42	571,392

		Spain – 0.34%
USD	386,000	BBVA International Preferred SAU (b)	5.919%	4/18/17	388,413

		United Kingdom – 3.46%
USD	300,000	Barclays Bank plc (b)	6.278%	12/15/34	316,615
USD	600,000	Imperial Brands Finance plc (a)	4.250%	7/21/25	647,212
USD	550,000	International Game Technology plc (a)	6.250%	2/15/22	562,485
USD	700,000	Lloyds Banking Group plc (a) (b)	6.657%	5/21/37	763,000
USD	100,000	Prudential plc (b)	6.500%	6/23/16	102,250
USD	500,000	Royal Bank of Scotland Group plc	6.100%	6/10/23	518,769
USD	550,000	Sky plc (a)	3.750%	9/16/24	570,840
USD	500,000	Virgin Media Finance plc (a)	6.375%	4/15/23	517,500
					3,998,671

		United States – 7.38%
USD	600,000	Altria Group, Inc.	4.250%	8/9/42	634,474
USD	215,000	Aramark Services, Inc.	5.125%	1/15/24	228,438
USD	550,000	AT&T, Inc.	4.750%	5/15/46	556,394
USD	447,000	Ball Corp.	5.000%	3/15/22	470,512
USD	127,000	Ball Corp.	4.375%	12/15/20	132,318
USD	450,000	CCO Holdings LLC (a)	5.875%	5/1/27	462,375
USD	100,000	Constellation Brands, Inc.	4.250%	5/1/23	105,000
USD	300,000	CVS Health Corp.	3.875%	7/20/25	324,443
USD	550,000	Dresdner Funding Trust I (a)	8.151%	6/30/31	639,034

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	100,000	HBOS Capital Funding LP (b)	6.850%	6/23/16	$101,009
USD	250,000	Iron Mountain, Inc.	6.000%	8/15/23	266,875
USD	140,000	Philip Morris International, Inc. (c)	4.250%	11/10/44	149,969
USD	600,000	Post Holdings, Inc. (a)	6.750%	12/1/21	630,378
USD	600,000	Reynolds American, Inc.	5.850%	8/15/45	739,309
USD	200,000	Sealed Air Corp. (a)	5.250%	4/1/23	212,250
USD	200,000	Service Corp. International	8.000%	11/15/21	235,000
USD	550,000	Sirius XM Radio, Inc. (a)	6.000%	7/15/24	581,680
USD	550,000	Verizon Communications, Inc.	6.550%	9/15/43	728,108
USD	700,000	Wachovia Capital Trust III (b)	5.570%	5/31/16	699,125
USD	600,000	Walgreens Boots Alliance, Inc.	3.800%	11/18/24	627,236
					8,523,927

	Total corporate bonds
	(Cost $14,616,157)				15,044,653

Value
Shares	(note 2)

REITs - 2.94%

France - 0.70%
10,322 ICADE	$ 812,571

Netherlands - 0.98%
24,149 Eurocommercial Properties N.V.	1,128,747

United States - 1.26%
39,915 Iron Mountain, Inc.	1,458,095
Total REITs
(Cost $3,049,866)	3,399,413
Partnerships - 0.68%

United States - 0.68%
57,630 KKR & Co., L.P.	783,768
Total partnerships
(Cost $1,074,976)	783,768
Total long-term investments
(Cost $109,237,156)	112,344,356
Short-term investment - 0.85%

985,456 Fidelity Institutional Treasury Portfolio (d)	985,456
Total short-term investment
(Cost $985,456)	985,456
Total investments - 98.12%
(Cost $110,222,612)	113,329,812
Financial Derivative Instruments (e)
(Cost or Premiums $0) – (0.24)%	(281,233)
Net other assets and liabilities – 2.12%	2,455,052
Total net assets – 100.00%	$ 115,503,631
* Non-income producing security

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016 (continued)

(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2016, the restricted securities held by the Fund had an aggregate value of $7,720,396, which represented 6.7% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	Security is purchased on a delayed delivery basis.
(d)	This short-term investment was segregated for delayed delivery purchases at April 30, 2016.
(e)	Information with respect to financial derivative instruments is disclosed in the following tables. ADR American Depositary Receipts REIT Real Estate Investment Trust
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016 (continued)
(e) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
 FORWARD FOREIGN CURRENCY CONTRACTS
	Counterparty	Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
British Pound (Short)	Morgan Stanley Capital Services LLC	7/08/16	5,278	$7,713,286	$—	$(281,233)
Total					$—	$(281,233)

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$—	$(281,233)
	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$—	$(281,233)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Pharmaceuticals	10.77%
Integrated Telecommunication Services	9.49
Tobacco	8.08
Diversified Banks	4.74
Integrated Oil & Gas	4.66
Publishing	2.88
Air Freight & Logistics	2.74
Packaged Foods & Meats	2.52
Systems Software	2.38
Broadcasting	2.10
Industrial Conglomerates	1.93
Cable & Satellite	1.85
Life & Health Insurance	1.76
Reinsurance	1.74
Semiconductors	1.72
Consumer Finance	1.60
Research & Consulting Services	1.58
Telephone-Integrated	1.57
Wireless Telecommunication Services	1.53
Communications Equipment	1.48
Auto Parts & Equipment	1.42
Distillers & Vintners	1.42
Other Diversified Financial Services	1.34
Fertilizers & Agricultural Chemicals	1.30
Advertising	1.28
Specialized REITs	1.26
Property & Casualty Insurance	1.12
Leisure Facilities	1.12
Personal Products	1.08
Electric Utilities	1.01
Building Products	0.99
Retail REITs	0.98
Multi-line Insurance	0.95
Aerospace & Defense	0.92
Specialized Finance	0.92
Money Center Banks	0.89
Multi-Utilities	0.88
Paper Products	0.88
Cable TV	0.84
Drug Retail	0.83
Soft Drinks	0.82
Homebuilding	0.76
Casinos & Gaming	0.75
Diversified REITs	0.70
Real Estate Development	0.69
Asset Management & Custody Banks	0.68
Super-Regional Banks-US	0.61
Food-Flour & Grain	0.55
Metal & Glass Containers	0.52

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016 (continued)

Radio	0.50
Gambling (Non-Hotel)	0.49
Diversified Metals & Mining	0.41
Investment Banking & Brokerage	0.26
Diversified Support Services	0.23
Funeral Services & Related Items	0.20
Food-Catering	0.20
Paper Packaging	0.18
Containers - Metal/Glass	0.17
Total Long-Term Investments	97.27
Short-Term Investment	0.85
Total Investments	98.12
Financial Derivative Instruments	(0.24)
Net Other Assets and Liabilities	2.12
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016 (continued)
Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	42%
Euro	26
British Pound	15
Swiss Franc	9
Hong Kong Dollar	2
Japanese Yen	2
Israeli Shekel	1
Canadian Dollar	1
Australian Dollar	1
Norwegian Krone	1
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016 (continued)

Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$1,293,593	$—	$—	$1,293,593
Canada	1,387,971	—	—	1,387,971
Finland	1,012,557	—	—	1,012,557
France	8,223,789	—	—	8,223,789
Germany	6,499,037	—	—	6,499,037
Hong Kong	1,742,971	—	—	1,742,971
Israel	1,399,444	—	—	1,399,444
Italy	1,169,774	—	—	1,169,774
Japan	1,632,797	—	—	1,632,797
Luxembourg	918,220	—	—	918,220
Netherlands	6,122,083	—	—	6,122,083
Norway	1,272,675	—	—	1,272,675
Portugal	1,562,806	—	—	1,562,806
Switzerland	10,269,382	—	—	10,269,382
Taiwan	1,281,998	—	—	1,281,998
United Kingdom	20,607,349	—	—	20,607,349
United States	26,720,076	—	—	26,720,076
Total Common Stocks	93,116,522	—	—	93,116,522
Corporate Bonds
France	—	857,250	—	857,250
Germany	—	505,000	—	505,000
Ireland	—	200,000	—	200,000
Netherlands	—	571,392	—	571,392
Spain	—	388,413	—	388,413
United Kingdom	—	3,998,671	—	3,998,671
United States	—	8,523,927	—	8,523,927
Total Corporate Bonds	—	15,044,653	—	15,044,653
REITs
France	812,571	—	—	812,571
Netherlands	1,128,747	—	—	1,128,747
United States	1,458,095	—	—	1,458,095
Total REITs	3,399,413	—	—	3,399,413
Partnerships
United States	783,768	—	—	783,768
Total Partnerships	783,768	—	—	783,768
Short-Term Investment	985,456	—	—	985,456

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2016 (continued)

Total Investments	$98,285,159	$15,044,653	$—	$113,329,812
Financial Derivative Instruments – Liabilities
Over-the-counter	$—	$(281,233)	$—	$(281,233)
Total Financial Derivative Investments - Liabilities	$—	$(281,233)	$—	$(281,233)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Fund
April 30, 2016
		Value
Shares		(note 2)
Common stocks - 90.77%
	Australia - 2.42%
66,641	Newcrest Mining, Ltd. *	$961,219

	Brazil - 10.60%
65,706	Banco Bradesco S.A.	536,653
484,225	Duratex S.A.	1,102,415
165,995	Mahle-Metal Leve S.A.	1,092,234
58,088	Natura Cosmeticos S.A.	430,688
34,679	Tractebel Energia S.A.	384,678
149,533	WEG S.A.	660,002
		4,206,670
	Chile - 12.69%
101,772	Antofagasta plc	718,539
52,380	Cia Cervecerias Unidas S.A., ADR	1,174,360
14,373,832	Cia Sud Americana de Vapores S.A. *	303,500
76,426	Empresa Nacional de Telecomunicaciones S.A.	670,820
827,575	Inversiones Aguas Metropolitanas S.A.	1,340,304
422,296	Quinenco S.A.	830,945
		5,038,468
	China - 7.60%
327,800	China Mengniu Dairy Co., Ltd.	556,976
122,900	China Resources Beer Holdings Company, Ltd.	269,981
122,000	China Resources Gas Group, Ltd.	346,014
470,000	Fuyao Glass Industry Group Co., Ltd. * (a)	1,063,982
114,500	Stella International Holdings, Ltd.	289,317
134,300	Yue Yuen Industrial Holdings, Ltd.	490,841
		3,017,111
	Czech Republic - 1.23%
2,368	Komercni banka AS	487,153

	Egypt - 0.80%
85,133	Commercial International Bank Egypt SAE, GDR	317,546

	India - 13.31%
126,046	City Union Bank, Ltd.	177,582
8,633	Cognizant Technology Solutions Corp., Class A *	503,908
7,691	Dr Reddy's Laboratories, Ltd.	357,823

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Fund
April 30, 2016 (continued)

		Value
Shares		(note 2)
64,849	Housing Development Finance Corp., Ltd.	$1,065,663
370,988	Idea Cellular, Ltd.	664,456
40,617	Infosys, Ltd.	738,613
22,331	Mahindra & Mahindra, Ltd.	447,933
638,528	Tata Power Co., Ltd.	677,227
36,802	Tech Mahindra, Ltd.	268,816
8,028	UltraTech Cement, Ltd.	382,041
		5,284,062
	Indonesia - 0.97%
697,400	Hero Supermarket Tbk PT *	60,946
1,216,200	XL Axiata Tbk PT *	324,615
		385,561
	Kazakhstan - —%
955,965	International Petroleum, Ltd. * (b) (c)	—

	Korea - 2.93%
13,625	LG Corp.	814,343
1,356	Samsung Fire & Marine Insurance Co., Ltd.	350,485
		1,164,828
	Malaysia - 1.07%
293,212	Axiata Group Bhd	424,075

	Mexico - 4.42%
393,371	Genomma Lab Internacional S.A.B de C.V., Class B *	432,134
600,353	Grupo Herdez SAB de CV	1,320,768
		1,752,902
	Nigeria - 3.14%
187,000	Guaranty Trust Bank plc	15,760
126,180	Guaranty Trust Bank plc, GDR	441,630
167,863	PZ Cussons plc	789,534
		1,246,924
	Philippines - 1.85%
1,237,100	Manila Water Co., Inc.	732,168

	Poland - 3.02%
29,469	Bank Pekao S.A.	1,198,617

	South Africa - 9.37%
233,662	Grindrod, Ltd.	234,889
98,041	Shoprite Holdings, Ltd.	1,179,295
138,889	Standard Bank Group, Ltd.	1,246,125
42,837	Tiger Brands, Ltd.	1,059,697
		3,720,006
	Taiwan - 8.98%
25,000	Asustek Computer, Inc.	219,747

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Fund
April 30, 2016 (continued)

		Value
Shares		(note 2)
75,000	Chroma ATE, Inc.	$166,496
114,465	Delta Electronics, Inc.	532,346
82,000	Merida Industry Co., Ltd.	336,868
426,100	Standard Foods Corp.	1,034,435
38,000	Taiwan Semiconductor Manufacturing Co., Ltd.	176,728
609,280	Uni-President Enterprises Corp.	1,099,435
		3,566,055
	Thailand - 2.48%
145,900	Delta Electronics Thailand pcl	300,739
67,000	Kasikornbank pcl	320,326
754,100	Mega Lifesciences pcl	364,852
		985,917
	Turkey - 0.61%
43,901	Yazicilar Holding AS, Class A	241,942

	United Kingdom - 3.28%
117,261	Cairn Energy plc *	383,622
20,585	Unilever plc	918,726
		1,302,348
	Total common stocks
	(Cost $34,619,004)	36,033,572
Preferred stock - 1.39%
	Brazil - 0.35%
18,646	Banco Bradesco S.A.	140,418

	Chile - 1.04%
133,288	Embotelladora Andina S.A.	413,577

	Total preferred stock
	(Cost $459,873)	553,995

	Total long-term investments
	(Cost $35,078,877)	36,587,567
Short-term investment - 3.27%
1,296,103	Fidelity Institutional Treasury Portfolio	1,296,103

	Total short-term investment
	(Cost $1,296,103)	1,296,103

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Fund
April 30, 2016 (continued)

Total investments - 95.43%
(Cost $36,374,980)	37,883,670

Net other assets and liabilities – 4.57%	1,814,462

Total net assets – 100.00%	$39,698,132

*	Non-income producing security
(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2016, the restricted securities held by the Fund had an aggregate value of $1,063,982, which represented 2.7% of net assets.

(b)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(c)	Fair valued at April 30, 2016 as determined in good faith using procedures approved by the Board of Trustees.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Fund
April 30, 2016 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Packaged Foods & Meats	12.77%
Diversified Banks	12.30
Auto Parts & Equipment	5.43
Water Utilities	5.22
Industrial Conglomerates	4.75
Wireless Telecommunication Services	4.43
Household Products	4.30
IT Consulting & Other Services	3.81
Food Retail	3.80
Brewers	2.96
Pharmaceuticals	2.91
Forest Products	2.78
Thrifts & Mortgage Finance	2.68
Gold	2.42
Electronic Components	2.10
Footwear	1.97
Diversified Metals & Mining	1.81
Electric Utilities	1.71
Industrial Machinery	1.66
Marine	1.36
Automobile Manufacturers	1.13
Personal Products	1.08
Soft Drinks	1.04
Renewable Electricity	0.97
Oil & Gas Exploration & Production	0.97
Construction Materials	0.96
Property & Casualty Insurance	0.88
Gas Utilities	0.87
Leisure Products	0.85
Integrated Telecommunication Services	0.82
Computer Hardware	0.55
Semiconductors	0.45
Electronic Equipment & Instruments	0.42
Total Long-Term Investments	92.16
Short-Term Investment	3.27
Total Investments	95.43
Net Other Assets and Liabilities	4.57
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Fund
April 30, 2016 (continued)
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
Indian Rupee	13%
Brazilian Real	11
US Dollar	10
South African Rand	10
Taiwan Dollar	9
Chilean Peso	9
Hong Kong Dollar	8
British Pound	7
Mexican Peso	5
Polish Zloty	3
Korean Won	3
Thai Baht	3
Australian Dollar	3
Philippine Peso	2
Czech Koruna	1
Malaysian Ringgit	1
Indonesian Rupiah	1
Turkish Lira	1
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Fund
April 30, 2016 (continued)
Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)		Total
Assets
Common Stocks
Australia	$961,219	$—	$—		$961,219
Brazil	4,206,670	—	—		4,206,670
Chile	5,038,468	—	—		5,038,468
China	3,017,111	—	—		3,017,111
Czech Republic	487,153	—	—		487,153
Egypt	317,546	—	—		317,546
India	5,284,062	—	—		5,284,062
Indonesia	385,561	—	—		385,561
Kazakhstan	—	—	—	*	—
Korea	1,164,828	—	—		1,164,828
Malaysia	424,075	—	—		424,075
Mexico	1,752,902	—	—		1,752,902
Nigeria	1,246,924	—	—		1,246,924
Philippines	732,168	—	—		732,168
Poland	1,198,617	—	—		1,198,617
South Africa	3,720,006	—	—		3,720,006
Taiwan	3,566,055	—	—		3,566,055
Thailand	985,917	—	—		985,917
Turkey	241,942	—	—		241,942
United Kingdom	1,302,348	—	—		1,302,348
Total Common Stocks	36,033,572	—	—		36,033,572
Preferred Stock
Brazil	140,418	—	—		140,418
Chile	413,577	—	—		413,577
Total Preferred Stock	553,995	—	—		553,995
Short-Term Investment	1,296,103	—	—		1,296,103
Total Investments	$37,883,670	$—	$—		$37,883,670

* Fund held a level 3 security that was fair valued at $0 at April 30, 2016.

During the period ended April 30, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
April 30, 2016
		Value
Shares		(note 2)

Common stocks - 97.01%

	Canada - 1.69%
5,000,000	Africa Energy Corp. (a) *	$537,977
5,752,083	Africa Energy Corp. (a) (b)	557,008
10,925,000	Africa Oil Corp. *	18,991,837
2,235,878	Africa Oil Corp. (c) *	3,902,585
574,622	Africa Oil Corp. (b)	1,002,967
3,964,200	First Quantum Minerals, Ltd. (c)	33,774,845
		58,767,219
	Denmark - 2.98%
700,000	Genmab A/S (c) *	103,712,479

	Finland - 7.46%
20,350,000	Nokia Oyj (c) *	119,561,412
20,250,000	Nokia Oyj	119,414,444
5,000,000	Outokumpu Oyj *	20,965,873
		259,941,729
	France - 7.05%
1,200,000	Accor S.A. (c)	53,155,530
1,403,857	Groupe Eurotunnel SE	17,923,480
900,000	Renault S.A. (c)	86,854,363
330,685	Rexel S.A.	5,009,553
1,000,000	Sanofi (c)	82,569,585
		245,512,511
	Germany - 9.05%
450,000	Bayer AG	51,913,723
250,000	Continental AG	54,905,167
500,000	Fresenius SE & Co., KGaA	36,366,801
817,500	KION Group AG	44,538,625
1,225,000	ProSiebenSat.1 Media SE	62,447,614
4,500,000	TUI AG	65,160,025
		315,331,955
	Greece - 0.19%
7,862,185	Eurobank Ergasias S.A. *	6,580,386

	Ireland - 0.01%
2,300,000	Providence Resources plc (a) (b) *	405,630

	Israel - 5.63%
3,600,000	Teva Pharmaceutical Industries, Ltd., ADR	196,020,000

	Italy - 4.04%
15,000,000	Intesa Sanpaolo SpA	41,565,330
13,000,000	Poste Italiane SpA (d) *	99,287,320
		140,852,650

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
April 30, 2016 (continued)
		Value
Shares		(note 2)
	Netherlands - 6.24%
1,000,000	ASML Holding N.V.	$96,642,254
3,000,000	Koninklijke Ahold N.V. (c)	65,267,873
1,450,000	Nostrum Oil & Gas plc	6,382,490
1,300,000	Sensata Technologies Holding N.V. *	48,971,000
		217,263,617
	Nigeria - 0.06%
8,000,000	Lekoil, Ltd. *	2,045,611

	Norway - 0.06%
5,200,000	African Petroleum Corp., Ltd. *	2,002,024

	Panama - 1.13%
800,000	Carnival Corp.	39,240,000

	Russia - 0.17%
1,500,000	TCS Group Holding plc, GDR (a) (d) *	5,925,000

	Spain - 2.47%
1,449,367	Atresmedia Corp de Medios de Comunicacion S.A. (c)	18,869,632
14,000,000	NH Hotel Group S.A. *	67,328,964
		86,198,596
	Sweden - 2.02%
3,750,000	Lundin Petroleum AB *	70,232,677

	Switzerland - 8.66%
925,000	Dufry AG *	121,687,689
250,000	LafargeHolcim, Ltd. *	12,596,986
4,000,000	OC Oerlikon Corp. AG (c) *	38,611,487
510,000	Roche Holding AG	128,922,131
		301,818,293
	United Kingdom - 36.74%
10,000,000	AA, Ltd.	40,707,664
12,500,000	Aberdeen Asset Management plc	54,555,722
5,250,000	ARM Holdings plc	71,916,022
10,355,078	Ashmore Group plc (c)	46,465,249
400,000	AstraZeneca plc	22,957,603
10,000,000	Aviva plc	63,180,166
42,000,000	Barclays plc	105,246,701
4,000,000	Burberry Group plc	69,492,338
3,000,000	Genel Energy plc (c) *	5,786,158
2,800,000	IMI plc (c)	38,252,931
12,250,000	Indivior plc	28,781,751
4,750,000	Informa plc	45,425,356
4,100,000	Inmarsat plc	55,683,731
4,500,000	Just Eat plc (c) *	25,215,812
12,250,000	Kingfisher plc	65,134,820

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
April 30, 2016 (continued)
		Value
Shares		(note 2)
1,750,000	Liberty Global plc, Class A *	$66,027,500
130,000	LivaNova plc *	6,854,900
50,000,000	Lloyds Banking Group plc	48,999,696
7,500,000	Merlin Entertainments plc (d)	47,286,497
4,350,000	Mytrah Energy, Ltd. (a) *	3,368,683
8,707,535	Royal Dutch Shell plc, B Shares	227,233,187
5,650,000	Royal Mail plc	40,196,043
23,632,992	Saga plc	72,377,747
9,276,000	Savannah Petroleum plc (a) (b) *	3,202,046
5,600,000	William Hill plc	25,586,506
		1,279,934,829
	United States - 1.36%
1,132,354	Baxalta, Inc.	47,502,250

	Total common stocks
	(Cost $3,521,494,577)	3,379,287,456

Preferred stock - 1.40%
	Italy - 1.40%
18,600,000	Intesa Sanpaolo SpA	48,900,064

	Total preferred stock
	(Cost $52,704,948)	48,900,064

Warrants - 0.00%
	Norway - 0.00%
2,388,950	African Petroleum Corp., Ltd. (expires 3/16/17) (a) (b) *	—

	Total Warrants
	(Cost $0)	—

	Total long-term investments
	(Cost $3,574,199,525)	3,428,187,520

Short-term investment - 1.52%
52,892,586	Fidelity Institutional Treasury Portfolio	52,892,586

	Total short-term investment
	(Cost $52,892,586)	52,892,586

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
April 30, 2016 (continued)
		Value
Shares		(note 2)
Other securities - 6.77%
235,852,026	State Street Navigator Securities Lending Prime Portfolio (e)	235,852,026

	Total other securities
	(Cost $235,852,026)	235,852,026
Total investments - 106.70%
(Cost $3,862,944,137)		3,716,932,132
Net other assets and liabilities – (6.70)%		(233,319,903)
Total net assets – 100.00%		$3,483,612,229

*	Non-income producing security
(a)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at April 30, 2016 as determined in good faith using procedures approved by the Board of Trustees.
(c)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.
(d)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2016, the restricted securities held by the Fund had an aggregate value of $152,498,817, which represented 4.4% of net assets.

(e)	Represents cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
April 30, 2016 (continued)
Other information:

Industry concentration as a percentage of net assets:	% of net assets
Pharmaceuticals	14.67%
Diversified Banks	7.21
Communications Equipment	6.86
Integrated Oil & Gas	6.52
Hotels, Resorts & Cruise Lines	6.46
Biotechnology	4.34
Multi-line Insurance	3.89
Specialty Stores	3.49
Oil & Gas Exploration & Production	3.30
Asset Management & Custody Banks	2.90
Life & Health Insurance	2.85
Semiconductor Equipment	2.77
Automobile Manufacturers	2.49
Broadcasting	2.33
Industrial Machinery	2.21
Semiconductors	2.07
Apparel, Accessories & Luxury Goods	2.00
Cable & Satellite	1.90
Food Retail	1.87
Home Improvement Retail	1.87
Alternative Carriers	1.60
Tires & Rubber	1.58
Electrical Components & Equipment	1.41
Leisure Facilities	1.36
Publishing	1.30
Material Handling Machinery Manufacturing	1.28
Diversified Support Services	1.17
Air Freight & Logistics	1.15
Health Care Services	1.04
Diversified Metals & Mining	0.97
Casinos & Gaming	0.74
Internet Software & Services	0.72
Steel	0.60
Highways & Railtracks	0.52
Construction Materials	0.36
Health Care Equipment	0.20
Regional Banks	0.17
Trading Companies & Distributors	0.14
Independent Power Producers & Energy Traders	0.10
Total Long-Term Investments	98.41
Short-Term Investment	1.52
Other securities	6.77

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
April 30, 2016 (continued)

Total Investments	106.70
Net Other Assets and Liabilities	(6.70)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
April 30, 2016 (continued)

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
British Pound	34%
Euro	33
US Dollar	19
Swiss Franc	8
Danish Krone	3
Swedish Krona	2
Canadian Dollar	1
Norwegian Krone	0 *
100%
* Less than 0.5% of total investments.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
April 30, 2016 (continued)

Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)		Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Canada	$57,207,244	$1,559,975		$—	$58,767,219
Denmark	103,712,479	—		—	103,712,479
Finland	259,941,729	—		—	259,941,729
France	245,512,511	—		—	245,512,511
Germany	315,331,955	—		—	315,331,955
Greece	6,580,386	—		—	6,580,386
Ireland	—	405,630		—	405,630
Israel	196,020,000	—		—	196,020,000
Italy	140,852,650	—		—	140,852,650
Netherlands	217,263,617	—		—	217,263,617
Nigeria	2,045,611	—		—	2,045,611
Norway	2,002,024	—		—	2,002,024
Panama	39,240,000	—		—	39,240,000
Russia	5,925,000	—		—	5,925,000
Spain	86,198,596	—		—	86,198,596
Sweden	70,232,677	—		—	70,232,677
Switzerland	301,818,293	—		—	301,818,293
United Kingdom	1,276,732,783	3,202,046		—	1,279,934,829
United States	47,502,250	—		—	47,502,250
Total Common Stocks	3,374,119,805	5,167,651		—	3,379,287,456
Preferred Stock
Italy	48,900,064	—		—	48,900,064
Total Preferred Stock	48,900,064	—		—	48,900,064
Warrants
Norway	—	—	*	—	—
Total Warrants	—	—		—	—
Short-Term Investment	52,892,586	—		—	52,892,586
Other securities	235,852,026	—		—	235,852,026
Total Investments	$3,711,764,481	$5,167,651		$—	$3,716,932,132

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
April 30, 2016 (continued)

* Fund held a Level 2 security that was fair valued at $0 at April 30, 2016.

During the period ended April 30, 2016, there were two transfers from Level 1 to Level 2. Providence Resources plc and Savannah Petroleum plc were fair valued at April 30, 2016 as the result of a trading suspension. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks valued at $3,607,677 on April 30, 2016 were transferred from Level 1 to Level 2.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
April 30, 2016
		Value
Shares		(note 2)
Common stocks - 89.06%
	Australia - 5.73%
3,414,412	Amcor, Ltd.	$39,980,675
2,667,333	Australia & New Zealand Banking Group, Ltd.	49,222,141
37,817,852	DUET Group	64,698,298
2,095,582	Premier Investments, Ltd.	25,334,671
4,216,230	Suncorp Group, Ltd.	40,072,625
		219,308,410
	Canada - 2.83%
741,931	Bank of Montreal	48,334,614
840,996	BCE, Inc.	39,439,073
951,931	Inter Pipeline, Ltd.	20,355,709
		108,129,396
	Finland - 1.01%
2,031,499	UPM-Kymmene Oyj	38,800,495

	France - 7.19%
3,138,196	AXA S.A.	79,108,538
1,293,263	Lagardere SCA	34,311,325
3,070,596	Orange S.A.	50,911,495
1,261,760	Sanofi	104,182,999
551,429	Societe Television Francaise 1	6,626,690
		275,141,047
	Germany - 10.80%
457,826	Allianz SE	77,717,668
634,455	Bayer AG	73,193,158
400,000	Bayerische Motoren Werke AG	36,870,623
1,362,704	Deutsche Post AG	40,007,752
4,073,671	Deutsche Telekom AG	71,297,779
287,207	Hugo Boss AG	18,314,575
365,630	Muenchener Rueckversicherungs-Gesellschaft AG	67,802,761
1,928,271	TUI AG	27,921,375
		413,125,691
	Israel - 0.95%
17,072,461	Bezeq The Israeli Telecommunication Corp, Ltd.	36,355,037

	Italy - 1.01%
8,514,722	Enel SpA	38,589,652

	Japan - 2.11%
7,849,000	Daiwa Securities Group, Inc.	46,184,876

		Value
Shares		(note 2)
1,114,700	Sumitomo Mitsui Financial Group, Inc.	$34,604,203
		80,789,079
	Korea - 0.47%
901,117	SK Telecom Co., Ltd., ADR	18,022,340

	Luxembourg - 0.94%
429,082	RTL Group S.A. *	35,846,745

	Netherlands - 1.54%
4,795,714	ING Groep N.V.	58,729,820

	New Zealand - 3.00%
7,133,282	Fletcher Building, Ltd.	41,539,985
28,494,993	Spark New Zealand, Ltd. *	73,231,636
		114,771,621
	Norway - 1.20%
2,669,510	Telenor ASA	45,951,438

	Singapore - 0.97%
12,953,900	Singapore Telecommunications, Ltd.	37,180,395

	Spain - 0.99%
1,817,402	Gas Natural SDG S.A.	37,801,672

	Sweden - 4.09%
2,587,030	Nordea Bank AB	25,111,792
4,918,764	Svenska Handelsbanken AB, A Shares	65,477,759
707,280	Swedbank AB, A Shares	15,254,549
1,600,884	Swedish Match AB	50,774,883
		156,618,983
	Switzerland - 5.80%
261,427	Adecco S.A.	16,828,018
302,133	Nestle S.A.	22,519,034
1,016,322	Novartis AG	77,551,100
279,400	Roche Holding AG	70,629,105
68,000	Swisscom AG	34,485,562
		222,012,819
	Taiwan - 0.94%
1,518,210	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,814,574

	United Kingdom - 28.59%
469,172	AstraZeneca plc	26,927,662
10,156,505	BAE Systems plc	70,832,211
13,187,849	BP plc	72,019,523
1,277,307	British American Tobacco plc	77,826,307
16,843,006	Centrica plc	58,670,654
10,645,272	Connect Group plc (a)	24,070,355

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
April 30, 2016 (continued)
		Value
Shares		(note 2)
6,076,260	DS Smith plc	$33,853,083
1,490,769	Galliford Try plc	27,794,323
5,540,000	HSBC Holdings plc	36,995,707
2,100,000	Intermediate Capital Group plc	18,840,080
3,835,053	Investec plc	29,306,782
19,961,959	ITV plc	65,685,063
631,796	Johnson Matthey plc	26,651,321
18,993,959	Legal & General Group plc	61,917,034
2,371,884	Phoenix Group Holdings	29,804,852
967,160	Prudential plc	19,042,422
909,775	Rio Tinto plc	30,580,974
3,535,116	Royal Dutch Shell plc, A Shares	93,101,378
5,258,045	Royal Mail plc	37,407,540
4,317,512	Sky plc	59,205,616
8,434,981	Standard Life plc	40,191,108
23,027,340	Taylor Wimpey plc	62,010,350
4,613,316	Tullett Prebon plc	22,830,923
21,422,580	Vodafone Group plc	68,613,157
		1,094,178,425
	United States - 8.90%
2,988,513	Ares Capital Corp.	45,395,512
2,013,538	Cisco Systems, Inc.	55,352,160
123,088	Lockheed Martin Corp.	28,603,189
778,679	Microsoft Corp.	38,832,722
1,100,312	Pfizer, Inc.	35,991,205
891,551	Philip Morris International, Inc.	87,478,984
817,175	Six Flags Entertainment Corp.	49,071,359
		340,725,131
	Total common stocks
	(Cost $3,400,499,326)	3,407,892,770

Partnerships - 0.42%
	United States - 0.42%
3,985,329	Och-Ziff Capital Management Group LLC, Class A	15,941,316

	Total partnerships
	(Cost $49,963,875)	15,941,316

REITs - 6.28%
	Australia - 1.00%
10,691,660	Scentre Group	38,126,897

		Value
Shares		(note 2)
	France - 1.26%
613,177	ICADE	$48,270,652

	Netherlands - 1.31%
1,074,796	Eurocommercial Properties N.V. (a)	50,236,994

	Singapore - 1.07%
22,414,783	Ascendas Real Estate Investment Trust	41,001,128

	United States - 1.64%
1,721,864	Iron Mountain, Inc.	62,899,692

	Total REITs
	(Cost $222,611,457)	240,535,363

Investment companies - 0.55%
	Thailand - 0.55%
49,043,900	Digital Telecommunications Infrastructure Fund	21,060,936

	Total investment companies
	(Cost $17,809,014)	21,060,936

	Total long-term investments
	(Cost $3,690,883,672)	3,685,430,385

Short-term investment - 2.30%
87,956,590	Fidelity Institutional Treasury Portfolio	87,956,590

	Total short-term investment
	(Cost $87,956,590)	87,956,590

Total investments - 98.61%
(Cost $3,778,840,262)		3,773,386,975

Financial Derivative Instruments, net (b) (Cost or Premiums, net $0) – (0.64)%		(24,345,639)

Net other assets and liabilities – 2.03%		77,627,906

Total net assets – 100.00%		$3,826,669,242

*	Non-income producing security
(a)	This security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
April 30, 2016 (continued)
(b)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
April 30, 2016 (continued)
(b) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

			Local	Current	Unrealized
Counterparty		Value	amount	notional	appreciation/(depreciation)
		date	(000's)	value	Asset	Liability
Australian Dollar (Short)	UBS AG	7/8/16	48,500	$36,776,954	$—	$(224,541)
Australian Dollar (Short)	Deutsche Bank AG	7/8/16	191,500	145,212,098	—	(817,056)
British Pound (Short)	Deutsche Bank AG	7/8/16	452,167	660,817,036	—	(23,304,042)
Total					$—	$(24,345,639)

				Cost or	Asset	Liability
				Premiums, Net
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS				$—	$—	$(24,345,639)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
April 30, 2016 (continued)
Other information:

Industry concentration as a percentage of net assets:	% of net assets
Integrated Telecommunication Services	10.16%
Pharmaceuticals	10.15
Diversified Banks	8.72
Tobacco	5.65
Integrated Oil & Gas	4.31
Multi-line Insurance	4.10
Life & Health Insurance	3.94
Multi-Utilities	3.22
Broadcasting	2.83
Aerospace & Defense	2.60
Retail REITs	2.31
Wireless Telecommunication Services	2.26
Asset Management & Custody Banks	2.10
Air Freight & Logistics	2.02
Paper Packaging	1.93
Investment Banking & Brokerage	1.80
Reinsurance	1.77
Specialized REITs	1.64
Homebuilding	1.62
Cable & Satellite	1.55
Communications Equipment	1.45
Leisure Facilities	1.28
Diversified REITs	1.26
Construction Materials	1.09
Industrial REIT's	1.07
Property & Casualty Insurance	1.05
Systems Software	1.01
Paper Products	1.01
Electric Utilities	1.01
Gas Utilities	0.99
Automobile Manufacturers	0.96
Semiconductors	0.94
Publishing	0.90
Diversified Metals & Mining	0.80
Diversified Capital Markets	0.77
Hotels, Resorts & Cruise Lines	0.73
Construction & Engineering	0.73
Specialty Chemicals	0.70
Apparel Retail	0.66
Distributors	0.63
Packaged Foods & Meats	0.59
Investment Companies	0.55
Oil & Gas Storage & Transportation	0.53
Apparel, Accessories & Luxury Goods	0.48
Human Resource & Employment Services	0.44
Total Long-Term Investments	96.31
Short-Term Investment	2.30

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
April 30, 2016 (continued)
Total Investments	98.61
Financial Derivative Instruments	(0.64)
Net Other Assets and Liabilities	2.03
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
April 30, 2016 (continued)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
Euro	28%
British Pound	26
US Dollar	15
Australian Dollar	9
Swiss Franc	6
Swedish Krona	4
Canadian Dollar	3
Japanese Yen	2
Singapore Dollar	2
Norwegian Krone	1
New Zealand Dollar	1
Hong Kong Dollar	1
New Israeli Sheqel	1
Thai Baht	1
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
April 30, 2016 (continued)

Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$219,308,410	$—	$—	$219,308,410
Canada	108,129,396	—	—	108,129,396
Finland	38,800,495	—	—	38,800,495
France	275,141,047	—	—	275,141,047
Germany	413,125,691	—	—	413,125,691
Israel	36,355,037	—	—	36,355,037
Italy	38,589,652	—	—	38,589,652
Japan	80,789,079	—	—	80,789,079
Korea	18,022,340	—	—	18,022,340
Luxembourg	35,846,745	—	—	35,846,745
Netherlands	58,729,820	—	—	58,729,820
New Zealand	114,771,621	—	—	114,771,621
Norway	45,951,438	—	—	45,951,438
Singapore	37,180,395	—	—	37,180,395
Spain	37,801,672	—	—	37,801,672
Sweden	156,618,983	—	—	156,618,983
Switzerland	222,012,819	—	—	222,012,819
Taiwan	35,814,574	—	—	35,814,574
United Kingdom	1,094,178,425	—	—	1,094,178,425
United States	340,725,131	—	—	340,725,131
Total Common Stocks	3,407,892,770	—	—	3,407,892,770
Partnerships
United States	15,941,316	—	—	15,941,316
Total Partnerships	15,941,316	—	—	15,941,316
REITS
Australia	38,126,897	—	—	38,126,897
France	48,270,652	—	—	48,270,652
Netherlands	50,236,994	—	—	50,236,994
Singapore	41,001,128	—	—	41,001,128
United States	62,899,692	—	—	62,899,692
Total REITS	240,535,363	—	—	240,535,363

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
April 30, 2016 (continued)

Investment Companies	21,060,936	—	—	21,060,936
Total Investment Companies	21,060,936	—	—	21,060,936
Short-Term Investment	87,956,590	—	—	87,956,590
Total Investments	$3,773,386,975	$—	$—	$3,773,386,975
Liabilities
Financial Derivative Instruments - Liabilities
Over-the-counter	$—	$(24,345,639)	$—	$(24,345,639)
Total Financial Derivative Instruments - Liabilities	$—	$(24,345,639)	$—	$(24,345,639)

During the period ended April 30, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Technology Fund
April 30, 2016

		Value
Shares		(note 2)
Common stocks - 93.01%
	China - 5.80%
19,965	NetEase.com, Inc., ADR	$2,809,076
361,400	Tencent Holdings, Ltd.	7,403,274
165,804	Vipshop Holdings, Ltd. ADR *	2,261,567
		12,473,917
	Finland - 1.26%
459,535	Nokia Oyj	2,709,882

	Germany - 1.63%
148,204	Deutsche Telekom AG	2,593,881
46,641	Siltronic AG *	911,912
		3,505,793
	Israel - 1.59%
41,352	Check Point Software Technologies, Ltd. * (a)	3,426,840

	Korea - 4.17%
7,117	Samsung Electronics Co., Ltd.	7,776,606
121,694	Wonik IPS Co., Ltd. * (b) (c)	1,185,539
		8,962,145
	Netherlands - 3.40%
39,892	ASM International N.V.	1,627,291
66,641	NXP Semiconductor N.V. *	5,683,145
		7,310,436
	United Kingdom - 1.34%
514,279	Just Eat plc *	2,881,770

	United States - 73.82%
93,254	Activision Blizzard, Inc.	3,214,465
51,616	Adobe Systems, Inc. *	4,863,260
5,992	Alliance Data Systems Corp. *	1,218,234
14,918	Alphabet, Inc. Class A *	10,560,154
16,285	Alphabet, Inc. Class C *	11,285,668
4,211	Amazon.com, Inc. *	2,777,533
143,932	Apple, Inc.	13,492,186
173,835	Applied Materials, Inc.	3,558,402
42,993	Broadcom, Ltd.	6,266,230
53,344	Cavium, Inc. *	2,633,593
70,011	CDW Corp.	2,695,423
291,808	Cisco Systems, Inc.	8,021,802
82,095	Cognizant Technology Solutions Corp., Class A *	4,791,885
48,502	Electronic Arts, Inc. *	2,999,849
46,699	EPAM Systems, Inc. *	3,405,758
125,660	Facebook, Inc., Class A *	14,775,103
42,221	Fidelity National Information Services, Inc.	2,778,142
18,662	FleetCor Technologies, Inc. *	2,886,638
176,438	HP, Inc.	2,164,894
72,218	MasterCard, Inc., Class A	7,004,424
201,386	Micron Technology, Inc. *	2,164,900
150,530	Microsoft Corp.	7,506,931
20,977	Palo Alto Networks, Inc. *	3,164,800
84,026	PayPal Holdings, Inc. *	3,292,139
97,921	QUALCOMM, Inc.	4,946,969
43,218	Red Hat, Inc. *	3,170,905
52,238	salesforce.com, Inc. *	3,959,640
36,836	ServiceNow, Inc. *	2,633,037
1,597	The Priceline Group, Inc. *	2,145,825
25,189	Universal Display Corp. *	1,468,771
127,351	Visa, Inc., A Shares	9,836,591
156,483	Web.com Group, Inc. *	3,128,095
		158,812,246
	Total common stocks
	(Cost $145,761,076)	200,083,029

Preferred stock - 0.85%
	Korea - 0.85%
1,990	Samsung Electronics Co., Ltd.	1,821,634

	Total preferred stock
	(Cost $2,058,613)	1,821,634

	Total long-term investments
	(Cost $147,819,689)	201,904,663

Short-term investment - 6.00%
12,905,418	Fidelity Institutional Treasury Portfolio	12,905,418

	Total short-term investment
	(Cost $12,905,418)	12,905,418

Other securities - 1.41%
3,038,789	State Street Navigator Securities Lending Prime Portfolio (d)	3,038,789

	Total other securities
	(Cost $3,038,789)	3,038,789

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Technology Fund
April 30, 2016 (continued)

Total investments - 101.27%
(Cost $163,763,896)	217,848,870

Net other assets and liabilities – (1.27)%	(2,741,003)

Total net assets – 100.00%	$215,107,867

*	Non-income producing security
(a)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.
(b)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(c)	Fair valued at April 30, 2016 as determined in good faith using procedures approved by the Board of Trustees.
(d)	Represents cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.
ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Technology Fund
April 30, 2016 (continued)
Other information:
Industry concentration as a percentage of net assets:	% of net assets
Internet Software & Services	24.57%
Data Processing & Outsourced Services	12.56
Semiconductors	10.08
Systems Software	7.78
Communications Equipment	6.46
Computer Hardware	6.27
Technology Hardware, Storage & Peripherals	5.47
Application Software	4.10
IT Consulting & Other Services	3.81
Semiconductor Equipment	3.39
Internet Retail	3.34
Home Entertainment Software	2.89
Technology Distributors	1.25
Integrated Telecommunication Services	1.21
Electronic Components	0.68
Total Long-Term Investments	93.86
Short-Term Investment	6.00
Other securities	1.41
Total Investments	101.27
Net Other Assets and Liabilities	(1.27)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Technology Fund
April 30, 2016 (continued)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	87%
Korean Won	5
Euro	4
Hong Kong Dollar	3
British Pound	1
100%
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Technology Fund
April 30, 2016 (continued)
Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
China	$12,473,917	$—	$—	$12,473,917
Finland	2,709,882	—	—	2,709,882
Germany	3,505,793	—	—	3,505,793
Israel	3,426,840	—	—	3,426,840
Korea	7,776,606	1,185,539	—	8,962,145
Netherlands	7,310,436	—	—	7,310,436
United Kingdom	2,881,770	—	—	2,881,770
United States	158,812,246	—	—	158,812,246
Total Common Stocks	198,897,490	1,185,539	—	200,083,029
Preferred Stock
Korea	1,821,634	—	—	1,821,634
Total Preferred Stock	1,821,634	—	—	1,821,634
Short-Term Investment	12,905,418	—	—	12,905,418
Other securities	3,038,789	-	-	3,038,789
Total Investments	$216,663,331	$1,185,539	$—	$217,848,870

During the period ended April 30, 2016, there was one transfer from Level 1 to Level 2. Wonik IPS Co., Ltd. was fair valued at April 30, 2016 as the result of a trading suspension ahead of an expected corporate action. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks valued at $1,185,539 on April 30, 2016 were transferred from Level 1 to Level 2.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
April 30, 2016
	Face				Value
	amount		Coupon	Maturity	(note 2)
Bank Loans(a) (b) – 6.41%
		United States – 6.41%
USD	459,459	Koppers, Inc., Term Loan A	3.250%	8/15/19	$431,892
USD	497,500	MacDermid, Inc., Term Loan B (c)	5.500%	6/7/20	490,082
USD	500,000	Quorum Health Corp., Term Loan (d)	6.750%	4/29/22	500,702
USD	250,000	Solera Holdings Inc., Term Loan B	5.750%	3/3/23	251,585
USD	319,200	XPO Logistics, Inc., Term Loan B	5.500%	11/1/21	321,395
					1,995,656
	Total bank loans
	(Cost $1,972,231)				1,995,656
Corporate bonds – 89.25%
		Bermuda – 1.44%
USD	440,000	Aircastle, Ltd.	5.000%	4/1/23	449,090

		Canada – 2.61%
USD	250,000	Garda World Security Corp. (e)	7.250%	11/15/21	203,125
USD	275,000	Masonite International Corp. (e)	5.625%	3/15/23	288,750
USD	350,000	Valeant Pharmaceuticals International, Inc. (e)	7.500%	7/15/21	322,000
					813,875
		Ireland – 0.64%
USD	200,000	Ardagh Packaging Finance plc/Ardgah MP Holding USA, Inc. (e)	7.250%	5/15/24	200,000

		Luxembourg – 1.46%
USD	440,000	Intelsat Jackson Holdings S.A. (e)	8.000%	2/15/24	456,500

		Netherlands – 0.89%
USD	275,000	Playa Resorts Holding B.V. (e)	8.000%	8/15/20	277,750

		Puerto Rico – 1.97%
USD	625,000	Popular, Inc.	7.000%	7/1/19	612,500

		United Kingdom – 3.16%
USD	315,000	International Game Technology plc (e)	6.250%	2/15/22	322,151
USD	335,000	Sensata Technologies UK Financing Co. plc (e)	6.250%	2/15/26	359,287
USD	300,000	Virgin Media Secured Finance plc (e)	5.500%	8/15/26	302,439
					983,877
		United States – 77.08%
USD	265,000	Alere, Inc. (e) (c)	6.375%	7/1/23	271,625
USD	265,000	American Axle & Manufacturing, Inc.	6.625%	10/15/22	281,562
USD	325,000	Antero Resources Corp.	5.375%	11/1/21	316,062
USD	535,000	Argos Merger Sub, Inc. (e) (c)	7.125%	3/15/23	548,375
USD	250,000	BlueLine Rental Finance Corp. (e)	7.000%	2/1/19	220,625
USD	450,000	Cable One, Inc. (e)	5.750%	6/15/22	463,500
USD	275,000	Calpine Corp. (c)	5.750%	1/15/25	278,781
USD	500,000	CCO Holdings LLC (e)	5.875%	5/1/27	513,750
USD	355,000	Centene Escrow Corp. (e)	6.125%	2/15/24	375,412
USD	275,000	Century Intermediate Holding Co. 2 (e)	9.750%	2/15/19	278,781

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
April 30, 2016 (continued)
	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	225,000	CenturyLink, Inc.	7.500%	4/1/24	$226,125
USD	270,000	Cequel Communications Holdings I LLC (e)	7.750%	7/15/25	275,400
USD	220,000	CHS/Community Health Systems, Inc.	6.875%	2/1/22	200,200
USD	250,000	CommScope Technologies Finance LLC (e)	6.000%	6/15/25	257,500
USD	150,000	Continental Resources, Inc.	5.000%	9/15/22	140,813
USD	300,000	Dean Foods Co. (e)	6.500%	3/15/23	315,750
USD	500,000	Digicel Group, Ltd. (e) (c)	8.250%	9/30/20	458,750
USD	250,000	DISH DBS Corp.	5.875%	11/15/24	235,563
USD	275,000	E*TRADE Financial Corp.	5.375%	11/15/22	292,603
USD	250,000	Endeavor Energy Resources LP (e)	7.000%	8/15/21	241,250
USD	410,000	ESH Hospitality, Inc. (e)	5.250%	5/1/25	406,412
USD	300,000	FelCor Lodging LP	6.000%	6/1/25	311,250
USD	268,000	First Data Corp. (e)	7.000%	12/1/23	276,375
USD	305,000	Fresh Market, Inc. (e)	9.750%	5/1/23	301,187
USD	270,000	Frontier Communications Corp.	8.500%	4/15/20	286,537
USD	425,000	GCI, Inc.	6.875%	4/15/25	431,375
USD	275,000	GCP Applied Technologies, Inc. (e)	9.500%	2/1/23	301,812
USD	300,000	GEO Group, Inc.	6.000%	4/15/26	308,100
USD	500,000	Group 1 Automotive, Inc. (e)	5.250%	12/15/23	500,000
USD	260,000	HCA, Inc.	5.875%	5/1/23	274,788
USD	250,000	Hot Topic, Inc. (e)	9.250%	6/15/21	253,125
USD	265,000	HUB International, Ltd. (e)	7.875%	10/1/21	260,363
USD	350,000	ILFC E-Capital Trust II (e) (f)	4.490%	12/21/65	288,750
USD	250,000	j2 Global, Inc.	8.000%	8/1/20	262,188
USD	245,000	JMC Steel Group, Inc. (e)	8.250%	3/15/18	236,425
USD	125,000	Kaiser Aluminum Corp. (e)	5.875%	5/15/24	128,281
USD	325,000	Kindred Healthcare, Inc.	8.750%	1/15/23	324,187
USD	275,000	KLX, Inc. (e)	5.875%	12/1/22	278,094
USD	125,000	McGraw-Hill Global Education Holdings LLC (e) (d)	7.875%	5/15/24	128,438
USD	250,000	MGM Resorts International	6.000%	3/15/23	260,313
USD	240,000	Micron Technology, Inc. (e)	7.500%	9/15/23	249,000
USD	275,000	Midas Intermediate Holdco II LLC (e)	7.875%	10/1/22	261,938
USD	280,000	Midcontinent Communications & Midcontinent Finance Corp. (e)	6.875%	8/15/23	291,900
USD	300,000	Momentive Performance Materials, Inc.	3.880%	10/24/21	231,000
USD	275,000	MPLX LP (e)	4.875%	12/1/24	268,498
USD	300,000	MPM Escrow LLC (g)	8.875%	10/15/20	—
USD	305,000	NBTY, Inc. (e) (d)	7.625%	5/15/21	312,625
USD	275,000	Nexstar Broadcasting, Inc. (e)	6.125%	2/15/22	277,062
USD	300,000	Oasis Petroleum, Inc.	6.875%	3/15/22	269,250
USD	500,000	Orbital ATK, Inc. (e)	5.500%	10/1/23	527,500
USD	250,000	Parsley Energy LLC (e)	7.500%	2/15/22	265,625
USD	139,000	PBF Holding Co. LLC (e)	7.000%	11/15/23	135,699
USD	250,000	Pinnacle Operating Corp. (e)	9.000%	11/15/20	213,750
USD	525,000	Plastipak Holdings, Inc. (e)	6.500%	10/1/21	535,500
USD	260,000	Platform Specialty Products Corp. (e)	10.375%	5/1/21	260,650
USD	305,000	Post Holdings, Inc. (e)	6.000%	12/15/22	314,341
USD	310,000	PQ Corp. (e) (d)	6.750%	11/15/22	320,462
USD	285,000	Prestige Brands, Inc. (e)	6.375%	3/1/24	300,675
USD	620,000	Prime Security Services Borrower LLC (e) (d)	9.250%	5/15/23	646,350
USD	260,000	Qorvo, Inc. (e)	6.750%	12/1/23	267,800
USD	500,000	RCN Telecom Services LLC (e)	8.500%	8/15/20	508,125
USD	250,000	Signode Industrial Group Lux S.A. (e)	6.375%	5/1/22	245,000
USD	367,000	Sinclair Television Group, Inc. (e)	5.875%	3/15/26	380,762

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
April 30, 2016 (continued)
	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	375,000	Sprint Corp.	7.125%	6/15/24	$283,125
USD	250,000	Standard Industries, Inc. (e)	6.000%	10/15/25	270,625
USD	250,000	Standard Industries, Inc. (e)	5.500%	2/15/23	262,813
USD	270,000	Steel Dynamics, Inc.	5.125%	10/1/21	277,425
USD	400,000	Summit Materials LLC (e)	8.500%	4/15/22	426,000
USD	300,000	Sunoco LP/Sunoco Finance Corp. (e)	6.250%	4/15/21	304,500
USD	200,000	T-Mobile USA, Inc.	6.375%	3/1/25	210,750
USD	210,000	T-Mobile USA, Inc.	6.500%	1/15/26	223,388
USD	385,000	Tenet Healthcare Corp.	8.125%	4/1/22	401,362
USD	250,000	TMS International Corp. (e)	7.625%	10/15/21	176,250
USD	375,000	TransDigm, Inc.	6.000%	7/15/22	381,450
USD	270,000	Tribune Media Co.	5.875%	7/15/22	269,325
USD	400,000	Univision Communications, Inc. (e)	8.500%	5/15/21	418,040
USD	200,000	Vista Outdoor, Inc. (e)	5.875%	10/1/23	211,000
USD	265,000	West Corp. (e)	5.375%	7/15/22	240,819
USD	306,000	Western Digital Corp. (e)	10.500%	4/1/24	298,350
USD	270,000	XPO Logistics, Inc. (e)	6.500%	6/15/22	264,276
					24,013,437
	Total corporate bonds				27,807,029
	(Cost $27,567,745)

	Total long-term investments				29,802,685
	(Cost $29,539,976)

	Shares
Short-term investment - 8.28%
	2,581,360	Fidelity Institutional Treasury Portfolio (c)			2,581,360
	Total short-term investment				2,581,360
	(Cost $2,581,360)
Total investments - 103.94%
	(Cost $32,121,336)				32,384,045
Financial Derivative Instruments (h)					35,528
(Cost or Premiums, net $37,336) – 0.11%
Net other assets and liabilities – (4.05)%					(1,263,875)
Total net assets – 100.00%					$31,155,698

(a)
Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)
Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)	This investment was segregated for open swap contracts and delayed delivery purchases at April 30, 2016.
(d)	Security is purchased on a delayed delivery basis.
(e)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2016, the restricted securities held by the Fund had an aggregate value of $19,767,917, which represented 63.5% of net assets.

(f)
Variable or floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at April 30, 2016.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
April 30, 2016 (continued)

(g)	Fair valued at April 30, 2016 as determined in good faith using procedures approved by the Board of Trustees.
(h)	Information with respect to financial derivative instruments is disclosed in the following tables.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
April 30, 2016 (continued)

(h) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAPS CONTRACTS

							Upfront	Unrealized
		Rates	Termination	Implied	Notional		premiums	appreciation/
	Reference	received/	date	credit	amount		paid/	(depreciation)	Value
Counterparty	entity	(paid)		spread	(000s	)	(received)		Assets	Liability
Protection sold:
JP Morgan Chase Bank, N.A.	Delta Airlines, Inc.	5.00%	6/20/2021	2.04%	$250		$37,336	$(1,808)	$35,528	$—
Total							$37,336	$(1,808)	$35,528	$—

								Cost or
								Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS								$37,336	$35,528	$—

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
April 30, 2016 (continued)
Other information:

Industry concentration as a percentage of net assets:	% of Net Assets
Cable TV	8.32%
Medical-Hospitals	4.42
Building & Construction Products - Miscellaneous	4.05
Oil & Gas Exploration & Production	3.96
Aerospace/Defense-Equipment	3.81
Cellular Telecommunications	3.77
Chemicals - Specialty	3.44
Electronic Components-Semiconductors	2.81
Security Services	2.73
Chemicals - Diversified	2.54
Finance-Leasing Company	2.37
Broadcast Services/Programs	2.23
Telecommunication Services	2.16
Television	2.09
Commercial Banks-Southern US	1.97
Hotels & Motels	1.89
Transport-Services	1.88
Consumer Products - Miscellaneous	1.86
Specified Purpose Acquisition	1.76
Containers-Paper/Plastic	1.72
Data Processing/Management	1.69
Telephone-Integrated	1.65
Retail - Automobile	1.60
Satellite Telecommunications	1.46
Oil & Gas Refining & Marketing	1.41
REITS-Hotels	1.30
Medical-HMO	1.20
Medical-Nursing Homes	1.04
Gambling (Non-Hotel)	1.03
Medical - Drugs	1.03
Food-Dairy Products	1.01
Food-Flour & Grain	1.01
Vitamins & Nutrition Products	1.00
REITS-Diversified	0.99
Food-Retail	0.97
Computers-Memory Devices	0.96
Finance - Investment Banking & Brokerage	0.94
Building Products-Doors & Windows	0.93
Auto/Truck Parts & Equipment-Original	0.90
Independent Power Producer	0.89
Steel-Producers	0.89
Diagnostic Kits	0.87
Pipelines	0.86
Auto Repair Centers	0.84
Casino Hotels	0.84
Computer Services	0.84
Insurance Brokers	0.84
Telecommunication Equipment	0.83
Retail - Apparel/Shoe	0.81
Steel-Specialty	0.79

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
April 30, 2016 (continued)

Metal Processors & Fabrication	0.76
Machinery-Construction & Mining	0.71
Agricultural Operations	0.69
Retail-Sporting Goods	0.68
Containers - Metal/Glass	0.64
Commercial Services	0.57
Publishing-Books	0.41
Long-Term Investments	95.66
Short-Term Investment	8.28
Total investments	103.94
Financial Derivative Instruments	0.11
Net other assets and liabilities	(4.05)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
April 30, 2016 (continued)
Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	100%
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
April 30, 2016 (continued)
Fair Value Measurements The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	significant unobservable inputs (level 3)		Total
Assets
Bank Loans
United States	$—	$1,995,656	$—		$1,995,656
Total bank loans	—	1,995,656	—		1,995,656
Corporate bonds
Bermuda	—	449,090	—		449,090
Canada	—	813,875	—		813,875
Ireland	—	200,000	—		200,000
Luxembourg	—	456,500	—		456,500
Netherlands	—	277,750	—		277,750
Puerto Rico	—	612,500	—		612,500
United Kingdom	—	983,877	—		983,877
United States	—	24,013,437	—	*	24,013,437
Total Corporate Bonds	—	27,807,029	—		27,807,029
Short-term investment	2,581,360	—	—		2,581,360
Total Investments	2,581,360	29,802,685	—		32,384,045
Financial Derivative Instruments – Assets
Over-the-counter	$—	$35,528	$—		$35,528
Total Financial Derivative Instruments - Assets	$—	$35,528	$—		$35,528
*  Fund held a Level 3 security that was fair valued at $0 at April 30, 2016.

During the period ended April 30, 2016, there were no transfers in or out of security levels.

Following is a reconciliation of investments in which significant observable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of April 30, 2016
Corporate Bond
MPM Escrow LLC	$0	$0	$0	$0	$0	$0	$0	$0	$0
	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2016 was $0.

The Fund’s Adviser has determined that MPM Escrow LLC is a Level 3 investment due to the lack of observable inputs in its valuation. In 2014, Momentive Performance Materials, Inc. defaulted on a debt obligation which was restructured into a new debt offering, which the Fund has purchased (Momentive Performance Materials, Inc. 3.88% 10/24/21). Attached to the purchase, the Fund received MPM Escrow LLC, which is the vehicle through which any recovery of the defaulted debt would take place. At April 30, 2016, this escrow stub was fair valued at $0 as it is unlikely to have ever value in the marketplace.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Long/Short Equity Fund
April 30, 2016

		Value
Shares		(note 2)
Common stocks - 45.21%
	Australia - 1.16%
4,579	CSL, Ltd.	$366,199

	China - 2.48%
1,884	Baidu, Inc., ADR (a) *	366,061
20,200	Tencent Holdings, Ltd. (a)	413,797
		779,858
	Finland - 2.06%
110,000	Nokia Oyj (a)	648,671

	Hong Kong - 3.55%
61,000	AIA Group, Ltd. (a)	366,461
62,000	Cheung Kong Property Holdings, Ltd. (a)	425,621
27,000	CK Hutchison Holdings, Ltd.	323,538
		1,115,620
	India - 1.61%
4,017	HDFC Bank, Ltd., ADR	252,549
13,475	Infosys, Ltd., ADR	253,330
		505,879
	Israel - 4.33%
25,000	Teva Pharmaceutical Industries, Ltd., ADR	1,361,250

	Italy - 2.67%
110,000	Poste Italiane SpA (b)*	840,124

	Japan - 13.63%
2,800	East Japan Railway Co. (a)	258,526
1,700	Fanuc, Corp. (a)	263,708
57,000	Hitachi, Ltd. (a)	276,214
32,400	Inpex Corp. (a)	270,467
17,300	Kyowa Hakko Kirin Co., Ltd. (a)	322,587
14,000	Mitsui Fudosan Co., Ltd. (a)	358,553
12,000	NH Foods, Ltd. (a)	274,173
24,400	ORIX Corp. (a)	363,821
15,000	Seibu Holdings, Inc. (a)	329,323
6,000	Seven & I Holdings Co., Ltd. (a)	256,184
29,000	Sumitomo Metal Mining Co., Ltd. (a)	341,241
107,000	Sumitomo Mitsui Trust Holdings, Inc. (a)	346,543
33,600	T&D Holdings, Inc. (a)	341,526
8,200	Tokio Marine Holdings, Inc. (a)	284,303
		4,287,169
	Singapore - 1.20%
60,700	City Developments, Ltd.	376,427

	Switzerland - 7.00%
10,000	Dufry AG *	1,315,542
3,500	Roche Holding AG (a)	$884,760
		2,200,302
	Taiwan - 1.08%
73,000	Taiwan Semiconductor Manufacturing Co., Ltd.	339,503

	United Kingdom - 2.87%
5,406	Clinigen Group plc *	42,338
281,444	Saga plc	861,943
		904,281
	United States - 1.57%
11,806	Baxalta, Inc. (a)	495,261
	Total common stocks
	(Cost $13,451,163)	14,220,544
Warrants - —%
	Norway - —%
225,000	African Petroleum Corp., Ltd. (expires 3/16/17) (c)(d) *	—
	Total Warrants
	(Cost $—)	—
	Total long-term investments
	(Cost $13,451,163)	14,220,544
Short-term investment - 68.85%
21,655,806	Fidelity Institutional Treasury Portfolio	21,655,806
	Total short-term investment
	(Cost $21,655,806)	21,655,806

Total investments - 114.06% (e)		35,876,350
(Cost $35,106,969)

Securities Sold Short		(8,311,274)
(Cost $(7,893,965)) - (26.42)%

Financial Derivative Instruments (f)		460,276
(Cost or Premiums, net $0) - 1.46%

Net other assets and liabilities – 10.90%		3,428,732

Total net assets – 100.00%		$31,454,084

*	Non-income producing security
(a)	All or a portion of the security is pledged as collateral for securities sold sort.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Long/Short Equity Fund
April 30, 2016 (continued)

(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2016, the restricted securities held by the Fund had an aggregate value of $840,124, which represented 2.7% of net assets.

(c)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(d)	Fair valued at April 30, 2016 as determined in good faith using procedures approved by the Board of Trustees.
(e)	All or a portion of these securities and short-term investments were segregated for open futures contracts, securities sold short and swap contracts at April 30, 2016.
(f)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipts

Securities Sold Short - (26.42)%

		Value
Shares		(note 2)
	Australia - (0.78)%
(5,000)	Ramsay Health Care, Ltd.	$(246,924)

	Austria - (1.91)%
(20,000)	OMV AG	(600,236)

	China - (1.51)%
(257,500)	China Minsheng Banking Corp., Ltd.	(242,333)
(370,000)	China Southern Airlines Co., Ltd.	(232,773)
		(475,106)
	Finland - (5.07)%
(26,000)	Neste Oyj	(831,810)
(40,000)	UPM-Kymmene Oyj	(763,978)
		(1,595,788)
	Germany - (2.47)%
(50,000)	Deutsche Lufthansa AG	(776,344)

	Hong Kong - (1.41)%
(148,000)	CITIC, Ltd.	(216,746)
(113,000)	Hang Lung Properties, Ltd.	(225,508)
		(442,254)
	Japan - (5.02)%
(3,400)	Nidec Corp.	(261,551)
(32,800)	Obayashi Corp.	(333,241)
(2,200)	Shimano, Inc.	(332,481)
(156,000)	Toshiba Corp. *	(344,549)
(14,300)	Unicharm Corp.	(308,108)
		(1,579,930)
	Singapore - (1.68)%
(22,700)	DBS Group Holdings, Ltd.	(257,914)
(98,300)	Wilmar International, Ltd.	(271,178)
		(529,092)
	Sweden - (3.13)%
(30,000)	ICA Gruppen AB	(985,125)

	Switzerland - (3.44)%
(7,500)	Kuehne & Nagel International AG	(1,080,475)

Total Securities Sold Short
(Proceeds $(7,893,965)) – (26.42)%		($8,311,274

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Long/Short Equity Fund
April 30, 2016 (continued)

(f) FINANCIAL DERIVATIVE INSTRUMENTS
EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS

				Unrealized appreciation/ (depreciation)
	Number of contracts	Expiration date	Current notional value	Asset	Liability
Hang Seng Index (Short)	(2)	5/30/16	$268,845	$5,407	$—
SGX Nifty 50 Index (Short)	(15)	5/26/16	236,775	1,554	—
TOPIX Index (Short)	(14)	6/9/16	1,745,395	12,561	—
Total				$19,522	$—

	Cost or Premiums, Net	Asset	Liability
TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS	$—	$19,522	$—

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty		Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
Australian Dollar (Short)	BNP Paribas Securities Services	5/25/16	156	$118,527	$1,243	$—
British Pound (Short)	BNP Paribas Securities Services	5/25/16	1,059	1,548,081	—	(31,642)
Euro (Long)	BNP Paribas Securities Services	5/25/16	1,285	1,472,294	19,557	—
Hong Kong Dollar (Short)	BNP Paribas Securities Services	5/25/16	5,007	645,602	166	—
Japanese Yen (Short)	BNP Paribas Securities Services	5/25/16	299,276	2,813,925	—	(28,970)
Singapore Dollar (Long)	BNP Paribas Securities Services	5/25/16	197	146,162	1,071	—
Swedish Krona (Long)	BNP Paribas Securities Services	5/25/16	7,798	971,838	10,920	—
Swiss Franc (Short)	BNP Paribas Securities Services	5/25/16	1,088	1,134,781	—	(6,471)
New Taiwan Dollar (Short)	JP Morgan Chase Bank, N.A.	6/22/16	11,426	353,657	310	—
Total					$33,267	$(67,083)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Long/Short Equity Fund
April 30, 2016 (continued)
EQUITY SWAPS

							Unrealized appreciation/ (depreciation)
Counterparty	Pay/ Receive(1)	Underlying Reference	# of Shares	Financing Rate	Termination Date	Notional Value	Asset	Liability
Credit Suisse Securities (Europe) Limited	Receives	Aberdeen Asset Management Plc	200,000	1-month USD LIBOR plus a specified amount	12/12/16	$872,892	$160,289	$ -
Credit Suisse Securities (Europe) Limited	Receives	Auto Trader Group Plc	169,326	1-month USD LIBOR plus a specified amount	12/12/16	927,791	23,567	-
Credit Suisse Securities (Europe) Limited	Receives	Balfour Beatty Plc	90,000	1-month USD LIBOR plus a specified amount	6/13/16	313,768	-	(6,647)
Credit Suisse Securities (Europe) Limited	Receives	Barclays Plc	450,000	1-month USD LIBOR plus a specified amount	12/12/16	1,127,643	44,796	-
Credit Suisse Securities (Europe) Limited	Receives	Bellway Plc	10,000	1-month USD LIBOR plus a specified amount	6/13/16	357,544	21,260	-
Credit Suisse Securities (Europe) Limited	Receives	Clinigen Group Plc	24,594	1-month USD LIBOR plus a specified amount	6/13/16	192,615	-	(29,936)
Credit Suisse Securities (Europe) Limited	Receives	E2V Technologies Plc	100,000	1-month USD LIBOR plus a specified amount	6/13/16	311,225	-	(10,660)
Credit Suisse Securities (Europe) Limited	Receives	Inmarsat Plc	50,000	1-month USD LIBOR plus a specified amount	12/12/16	679,070	-	(40,484)
Credit Suisse Securities (Europe) Limited	Receives	Interserve Plc	58,000	1-month USD LIBOR plus a specified amount	6/13/16	362,123	-	(16,901)
Credit Suisse Securities (Europe) Limited	Receives	Kingfisher Plc	200,000	1-month USD LIBOR plus a specified amount	12/12/16	1,063,426	69,919	-
Credit Suisse Securities (Europe) Limited	Receives	Laird Plc	50,000	1-month USD LIBOR plus a specified amount	6/13/16	254,532	10,668	-
Credit Suisse Securities (Europe) Limited	Receives	NMC Health Plc	23,000	1-month USD LIBOR plus a specified amount	6/13/16	351,860	70,357	-
Credit Suisse Securities (Europe) Limited	Receives	Nokia Oyj	38,500	1-month USD LIBOR plus a specified amount	7/10/17	227,035	-	(66,392)
Credit Suisse Securities (Europe) Limited	Receives	Northgate Plc	50,000	1-month USD LIBOR plus a specified amount	6/13/16	294,641	52,772	-
Credit Suisse Securities (Europe) Limited	Receives	Paragon Group Companies Plc	80,000	1-month USD LIBOR plus a specified amount	6/13/16	347,403	-	(31,804)
Credit Suisse Securities (Europe) Limited	Receives	Paysafe Group Plc	39,000	1-month USD LIBOR plus a specified amount	6/13/16	217,226	13,808	-
Credit Suisse Securities (Europe) Limited	Receives	Playtech Plc	26,000	1-month USD LIBOR plus a specified amount	6/13/16	305,629	22,977	-
Credit Suisse Securities (Europe) Limited	Receives	Renault SA	6,600	1-month USD LIBOR plus a specified amount	12/12/16	636,932	57,686	-
Credit Suisse Securities (Europe) Limited	Receives	Royal Dutch Shell Plc B Shares	50,000	1-month USD LIBOR plus a specified amount	12/12/16	1,304,808	224,333	-
Credit Suisse Securities (Europe) Limited	Receives	Sports Direct International	125,000	1-month USD LIBOR plus a specified amount	12/12/16	703,544	-	(1,281)
Credit Suisse Securities (Europe) Limited	Receives	St. Modwen Properties Plc	65,000	1-month USD LIBOR plus a specified amount	6/13/16	291,003	12,611	-
Credit Suisse Securities (Europe) Limited	Receives	Victrex Plc	17,000	1-month USD LIBOR plus a specified amount	6/13/16	347,754	-	(43,487)
Credit Suisse Securities (Europe) Limited	Pay	Afren Plc (2)(3)	(950,000)	1-month USD LIBOR less a specified amount	6/13/16	(1,388)	60,462	-
Credit Suisse Securities (Europe) Limited	Pay	Airbus Group NV	(8,000)	1-month USD LIBOR less a specified amount	12/12/16	(500,250)	8,794	-
Credit Suisse Securities (Europe) Limited	Pay	Allied Minds Plc	(54,000)	1-month USD LIBOR less a specified amount	6/13/16	(303,142)	-	(33,576)
Credit Suisse Securities (Europe) Limited	Pay	AO World Plc	(110,000)	1-month USD LIBOR less a specified amount	6/13/16	(293,005)	-	(37,912)
Credit Suisse Securities (Europe) Limited	Pay	Avanti Communications Group Plc	(150,000)	1-month USD LIBOR less a specified amount	6/13/16	(211,502)	76,242	-
Credit Suisse Securities (Europe) Limited	Pay	Carillion Plc	(95,000)	1-month USD LIBOR less a specified amount	6/13/16	(408,099)	-	(11,027)
Credit Suisse Securities (Europe) Limited	Pay	Delta Electronics, Inc.	(52,000)	1-month USD LIBOR less a specified amount	9/21/17	(241,838)	-	(17,001)
Credit Suisse Securities (Europe) Limited	Pay	Fenner Plc	(180,000)	1-month USD LIBOR less a specified amount	6/13/16	(377,415)	-	(36,538)
Credit Suisse Securities (Europe) Limited	Pay	Foxtons Group Plc	(100,000)	1-month USD LIBOR less a specified amount	6/13/16	(211,136)	38,872	-
Credit Suisse Securities (Europe) Limited	Pay	Hargreaves Lansdown plc	(35,000)	1-month USD LIBOR less a specified amount	12/12/16	(657,664)	-	(53,051)
Credit Suisse Securities (Europe) Limited	Pay	Mitie Group Plc	(100,000)	1-month USD LIBOR less a specified amount	6/13/16	(396,410)	10,739	-
Credit Suisse Securities (Europe) Limited	Pay	Patisserie Holdings Plc	(12,500)	1-month USD LIBOR less a specified amount	6/13/16	(64,884)	-	(580)
Credit Suisse Securities (Europe) Limited	Pay	SSE Plc	(35,000)	1-month USD LIBOR less a specified amount	12/12/16	(772,218)	-	(50,462)
Credit Suisse Securities (Europe) Limited	Pay	Woodford Patient Capital Trust	(350,000)	1-month USD LIBOR less a specified amount	12/12/16	(510,636)	-	(17,843)
Total					$980,152			$(505,582)

(1)
Receive indicates the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay indicates the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)	The contract has been deemed illiquid by the Adviser according to policies and procedures adopted by the Board of Trustees.
(3)	Fair valued at April 30, 2016 as determined in good faith using procedures approved by the Board of Trustees.

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$1,013,419	$(572,665)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$1,032,941	$(572,665)
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Long/Short Equity Fund
April 30, 2016 (continued)
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of net investments
US Dollar	68%
Japanese Yen	12
Swiss Franc	6
Euro	4
Hong Kong Dollar	4
British Pound	3
Australian Dollar	1
Singapore Dollar	1
Taiwan Dollar	1
100%

Industry concentration as a percentage of net assets:	% of Net Assets
Pharmaceuticals	9.74%
Insurance	8.57
Retail	4.18
Real Estate	2.49
Internet	2.48
Telecommunications	2.06
Banks	1.90
Transportation	1.87
Food	1.69
Lodging	1.20
Biotechnology	1.16
Diversified Financial Services	1.16
Mining	1.08
Semiconductors	1.08
Holding Companies - Diversified	1.03
Machinery - Construction & Mining	0.88
Oil & Gas	0.86
Machinery - Diversified	0.84
Computers	0.81
Healthcare - Products	0.13
Long-Term Investments	45.21
Short-Term Investment	68.85
Securities Sold Short
Oil & Gas	(4.55)
Food	(3.99)
Transportation	(3.43)
Airlines	(3.21)
Forest Products & Paper	(2.43)
Banks	(2.28)
Miscellaneous Manufacturing	(1.10)
Engineering & Construction	(1.06)
Leisure Time	(1.06)
Cosmetics/Personal Care	(0.98)
Electrical Components & Equipment	(0.83)
Healthcare - Services	(0.78)
Real Estate	(0.72)
Financial Derivative Instruments	1.46
Net other assets and liabilities	10.90
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Long/Short Equity Fund
April 30, 2016 (continued)
Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Common Stocks
Australia	$366,199	$—	$—	$366,199
China	779,858	—	—	779,858
Finland	648,671	—	—	648,671
Hong Kong	1,115,620	—	—	1,115,620
India	505,879	—	—	505,879
Israel	1,361,250	—	—	1,361,250
Italy	840,124	—	—	840,124
Japan	4,287,169	—	—	4,287,169
Singapore	376,427	—	—	376,427
Switzerland	2,200,302	—	—	2,200,302
Taiwan	339,503	—	—	339,503
United Kingdom	904,281	—	—	904,281
United States	495,261	—	—	495,261
Total Common Stocks	14,220,544	—	—	14,220,544
Warrants
Norway	—	— *	—	—
Total Warrants	—	—	—	—
Short-Term Investment	21,655,806	—	—	21,655,806
Total Investments	$35,876,350	$—	$—	$35,876,350
Liabilities
Securities Sold Short
Australia	$(246,924)	$—	$—	$(246,924)
Austria	(600,236)	—	—	(600,236)
China	(475,106)	—	—	(475,106)
Finland	(1,595,788)	—	—	(1,595,788)
Germany	(776,344)	—	—	(776,344)
Hong Kong	(442,254)	—	—	(442,254)
Japan	(1,579,930)	—	—	(1,579,930)
Singapore	(529,092)	—	—	(529,092)
Sweden	(985,125)	—	—	(985,125)
Switzerland	(1,080,475)	—	—	(1,080,475)
Total Common Stocks	(8,311,274)	—	—	(8,311,274)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$19,522	$—	$—	$19,522
Over-the-counter	—	1,013,419	—	1,013,419
Total Financial Derivative Instruments - Assets	$19,522	$1,013,419	$—	$1,032,941
Financial Derivative Instruments - Liabilities
Over-the-counter	$—	$(572,665)	$—	$(572,665)
Total Financial Derivative Instruments - Liabilities	$—	$(572,665)	$—	$(572,665)

* Fund held a level 2 security that was fair valued at $0 at April 30, 2016.

On July 31, 2015, all of the equity swaps held by the Fund were valued based upon the last reported sale price or official closing price on the underlying equity, plus/minus accrued dividends. At April 30, 2016, the short equity swap on Afren plc was valued based upon a fair value price ascribed by the Adviser in accordance with fair value pricing procedures approved by the Board. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, equity swaps valued at $60,462 on April 30, 2016 were transferred from Level 2 to Level 3.

Following is a reconciliation of investments in which significant observable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of April 30, 2016
Equity Swap
Afren plc	$39,622	$0	$0	$20,840	$0	$0	$60,462	$0	$60,462
	$39,622	$0	$0	$20,840	$0	$0	$60,462	$0	$60,462

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2016 was $20,840.

The Fund’s Adviser has determined that the short equity swaps on Afren plc is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The fair valuation reflects that the underlying equity security has been delisted from the London Stock Exchange and is undergoing bankruptcy proceedings.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2016

		Value
Shares		(note 2)
Common stocks - 95.65%
	Australia - 0.99%
610,772	CSL, Ltd.	$48,845,636

	Brazil - 0.26%
1,163,702	Tractebel Energia S.A.	12,908,405

	Chile - 1.08%
47,678,956	Aguas Andinas S.A., Class A	27,676,058
1,879,423	Antofagasta plc (a)	13,269,255
1,391,403	Empresa Nacional de Telecomunicaciones S.A.	12,212,882
		53,158,195
	China - 2.12%
214,340	Baidu, Inc., ADR *	41,646,262
3,053,600	Tencent Holdings, Ltd.	62,552,958
		104,199,220
	Finland - 3.24%
15,000,000	Nokia OYJ (a)	88,455,144
12,100,000	Nokia OYJ *	71,090,569
		159,545,713
	France - 9.64%
2,000,000	Accor S.A. (a)	88,592,550
995,000	Essilor International S.A.	128,800,708
1,399,875	Renault S.A. (a)	135,094,724
1,211,369	Sodexo	122,326,459
		474,814,441
	Germany - 11.98%
544,294	Continental AG	119,538,212
4,552,380	Deutsche Post AG	133,653,745
1,746,348	Fresenius SE & Co., KGaA	127,018,180
1,875,000	ProSiebenSat.1 Media SE	95,583,082
1,462,776	SAP SE	114,432,738
		590,225,957
	Hong Kong - 3.31%
8,649,400	AIA Group, Ltd.	51,961,743
6,283,000	Cheung Kong Property Holdings, Ltd.	43,131,889
2,789,000	China Mobile, Ltd.	31,982,048
2,982,500	CK Hutchison Holdings, Ltd.	35,738,939
		162,814,619
	India - 3.66%
5,014,361	Housing Development Finance Corp., Ltd.	82,400,927
1,830,000	Infosys, Ltd.	33,278,245
1,328,273	Lupin, Ltd.	32,128,467

849,800	Tata Consultancy Services, Ltd.	$32,542,997
		180,350,636
	Ireland - 0.58%
425,967	ICON plc *	28,786,850

	Israel - 3.32%
3,000,000	Teva Pharmaceutical Industries, Ltd., ADR	163,350,000

	Italy - 1.90%
12,250,000	Poste Italiane SpA (b) *	93,559,206

	Japan - 17.94%
1,408,400	Denso Corp.	56,269,816
995,000	East Japan Railway Co.	91,869,173
1,074,300	Electric Power Development Co., Ltd.	33,470,907
361,900	Fanuc, Ltd.	56,138,717
12,665,000	Fujitsu, Ltd.	46,517,688
14,560,000	Hitachi, Ltd.	70,555,789
3,015,000	Japan Post Holdings Co., Ltd.	42,079,652
15,428,000	Mitsubishi Heavy Industries, Ltd.	57,637,500
1,199,200	Nippon Telegraph & Telephone Corp.	54,820,571
1,520,600	NTT Data Corp.	82,032,368
2,040,800	Seven & I Holdings Co., Ltd.	87,136,790
302,300	Sompo Japan Nipponkoa Holdings, Inc.	8,354,447
3,631,800	Sumitomo Electric Industries, Ltd.	45,909,502
1,688,900	Sumitomo Mitsui Financial Group, Inc.	54,174,960
1,004,000	Takeda Pharmaceutical Co., Ltd. (a)	49,652,707
1,350,400	Tokio Marine Holdings, Inc.	46,819,789
		883,440,376
	Korea - 1.30%
39,344	Samsung Electronics Co., Ltd.	42,990,416
857,270	SK Hynix, Inc.	21,179,700
		64,170,116
	Netherlands - 2.12%
4,800,000	Koninklijke Ahold N.V. (a)	104,428,597

	Philippines - 0.65%
1,950,140	Ayala Corp.	32,067,352

	Poland - 0.47%
570,992	Bank Pekao S.A.	23,224,435
		Value
849,800	Tata Consultancy Services, Ltd.	$32,542,997
		180,350,636
	Ireland - 0.58%
425,967	ICON plc *	28,786,850

	Israel - 3.32%
3,000,000	Teva Pharmaceutical Industries, Ltd., ADR	163,350,000

	Italy - 1.90%
12,250,000	Poste Italiane SpA (b) *	93,559,206

	Japan - 17.94%
1,408,400	Denso Corp.	56,269,816
995,000	East Japan Railway Co.	91,869,173
1,074,300	Electric Power Development Co., Ltd.	33,470,907
361,900	Fanuc, Ltd.	56,138,717
12,665,000	Fujitsu, Ltd.	46,517,688
14,560,000	Hitachi, Ltd.	70,555,789
3,015,000	Japan Post Holdings Co., Ltd.	42,079,652
15,428,000	Mitsubishi Heavy Industries, Ltd.	57,637,500
1,199,200	Nippon Telegraph & Telephone Corp.	54,820,571
1,520,600	NTT Data Corp.	82,032,368
2,040,800	Seven & I Holdings Co., Ltd.	87,136,790
302,300	Sompo Japan Nipponkoa Holdings, Inc.	8,354,447
3,631,800	Sumitomo Electric Industries, Ltd.	45,909,502
1,688,900	Sumitomo Mitsui Financial Group, Inc.	54,174,960
1,004,000	Takeda Pharmaceutical Co., Ltd. (a)	49,652,707
1,350,400	Tokio Marine Holdings, Inc.	46,819,789
		883,440,376
	Korea - 1.30%
39,344	Samsung Electronics Co., Ltd.	42,990,416
857,270	SK Hynix, Inc.	21,179,700
		64,170,116
	Netherlands - 2.12%
4,800,000	Koninklijke Ahold N.V. (a)	104,428,597

	Philippines - 0.65%
1,950,140	Ayala Corp.	32,067,352

	Poland - 0.47%
570,992	Bank Pekao S.A.	23,224,435

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2016 (continued)

		Value
Shares		(note 2)
	Russia - 0.03%
400,000	TCS Group Holdings plc, GDR (c) *	$1,580,000

	Singapore - 0.71%
5,628,200	City Developments, Ltd.	34,902,917

	South Africa - 1.21%
2,511,585	Shoprite Holdings, Ltd.	30,210,829
3,280,879	Standard Bank Group, Ltd.	29,436,354
		59,647,183
	Spain - 2.81%
3,040,374	Amadeus IT Holding S.A., A Shares (a)	138,350,100

	Sweden - 1.60%
4,200,000	Lundin Petroleum AB (a) *	78,660,598

	Switzerland - 3.89%
490,785	Roche Holding AG	124,064,800
3,900,000	UBS Group AG	67,486,709
		191,551,509
	Taiwan - 1.96%
4,913,900	Delta Electronics, Inc.	22,853,223
2,000,000	Taiwan Semiconductor Manufacturing Co., Ltd.	9,301,460
1,841,860	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,449,478
11,486,000	Uni-President Enterprises Corp.	20,726,295
		96,330,456
	United Kingdom - 14.99%
4,318,406	ARM Holdings plc (d)	59,154,777
500,000	AstraZeneca plc	28,697,004
45,000,000	Barclays plc	112,764,322
2,967,828	Capita plc	43,407,811
301,218	Delphi Automotive plc	22,178,681
20,000,000	Kingfisher plc	106,342,564
7,620,144	Royal Dutch Shell plc, B Shares	198,856,462
27,340,215	Saga plc	83,731,386
17,507,820	Standard Life plc	83,421,491
		738,554,498
	United States - 3.89%
268,577	Apple, Inc.	25,176,408
378,659	Cardinal Health, Inc.	29,709,585
537,493	Cognizant Technology Solutions Corp., Class A *	31,373,466
310,847	CVS Health Corp.	31,240,124
314,195	MasterCard, Inc., Class A	30,473,773
21,213	The Priceline Group, Inc. *	28,503,060
193,768	Visa, Inc., A Shares	14,966,640
		191,443,056
	Total common stocks
	(Cost $4,306,212,257)	4,710,910,071

	Total long-term investments
	(Cost $4,306,212,257)	4,710,910,071
Short-term investment - 4.43%
218,080,189	Fidelity Institutional Treasury Portfolio (e)	218,080,189

	Total short-term investment
	(Cost $218,080,189)	218,080,189
Other securities - 4.74%
233,178,796	State Street Navigator Securities Lending Prime Portfolio (f)	233,178,796
	Total other securities
	(Cost $233,178,796)	233,178,796
Total investments - 104.82%		5,162,169,056
	(Cost $4,757,471,242)
Financial Derivative Instruments, net (g)		(7,810,337)
(Cost or Premiums, net $0) – (0.16)%
Net other assets and liabilities – (4.66)%		(229,263,422)
Total net assets – 100.00%		$4,925,095,297

*	Non-income producing security
(a)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.
(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2016, the restricted securities held by the Fund had an aggregate value of $93,559,206, which represented 1.9% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2016 (continued)

(c)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(d)	Security is purchased on a delayed delivery basis.
(e)	This short-term investment has been segregated for delayed delivery purchases at April 30, 2016.
(f)	Represents cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.
(g)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2016 (continued)

(g) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty		Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
Japanese Yen (Short)	JP Morgan Chase Bank, N.A.	7/28/16	7,883,928	$74,276,192	$—	$(3,076,192)
Japanese Yen (Short)	Citibank, N.A.	7/28/16	12,050,900	113,534,145	—	(4,734,145)
Total					$—	$(7,810,337)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$—	$(7,810,337)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2016 (continued)
Other information:

Industry concentration as a percentage of net assets:	% of net assets
Pharmaceuticals	8.08%
Life & Health Insurance	5.50
Auto Parts & Equipment	4.95
IT Consulting & Other Services	4.58
Food Retail	4.50
Diversified Banks	4.46
Integrated Oil & Gas	4.04
Data Processing & Outsourced Services	3.73
Communications Equipment	3.24
Automobile Manufacturers	2.74
Air Freight & Logistics	2.71
Semiconductors	2.70
Health Care Supplies	2.62
Health Care Equipment	2.58
Restaurants	2.48
Application Software	2.32
Industrial Machinery	2.31
Home Improvement Retail	2.16
Internet Software & Services	2.12
Broadcasting	1.94
Railroads	1.87
Hotels, Resorts & Cruise Lines	1.80
Multi-line Insurance	1.70
Thrifts & Mortgage Finance	1.67
Real Estate Development	1.60
Oil & Gas Exploration & Production	1.60
Electronic Equipment & Instruments	1.43
Technology Hardware, Storage & Peripherals	1.39
Diversified Capital Markets	1.37
Property & Casualty Insurance	1.12
Integrated Telecommunication Services	1.11
Biotechnology	0.99
Wireless Telecommunication Services	0.90
Human Resource & Employment Services	0.88
Diversified Real Estate Activities	0.71
Independent Power Producers & Energy Traders	0.68
Multi-Sector Holdings	0.65
Drug Retail	0.64
Health Care Distributors	0.60
Life Sciences Tools & Services	0.59
Internet Retail	0.58
Water Utilities	0.56
Electronic Components	0.47
Packaged Foods & Meats	0.42
Diversified Metals & Mining	0.27

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2016 (continued)

Renewable Electricity	0.26
Regional Banks	0.03
Total Long-Term Investments	95.65
Short-Term Investment	4.43
Other securities	4.74
Total Investments	104.82
Financial Derivative Instruments	(0.16)
Net Other Assets and Liabilities	(4.66)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2016 (continued)
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of net investments
Euro	30
US Dollar	18
Japanese Yen	17
British Pound	14
Hong Kong Dollar	4
Swiss Franc	4
Indian Rupee	4
Swedish Krona	2
Korean Won	1
South African Rand	1
Taiwan Dollar	1
Australian Dollar	1
Chilean Peso	1
Singapore Dollar	1
Philippine Peso	1
Polish Zloty	0	*
Brazilian Real	0	*
	100%

*Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2016 (continued)
Fair Value Measurements The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)		Total
Assets
Common stocks
Australia	$48,845,636	$—		$—	$48,845,636
Brazil	12,908,405	—		—	12,908,405
Chile	53,158,195	—		—	53,158,195
China	104,199,220	—		—	104,199,220
Finland	159,545,713	—		—	159,545,713
France	474,814,441	—		—	474,814,441
Germany	590,225,957	—		—	590,225,957
Hong Kong	162,814,619	—		—	162,814,619
India	180,350,636	—		—	180,350,636
Ireland	28,786,850	—		—	28,786,850
Israel	163,350,000	—		—	163,350,000
Italy	93,559,206	—		—	93,559,206
Japan	883,440,376	—		—	883,440,376
Korea	64,170,116	—		—	64,170,116
Netherlands	104,428,597	—		—	104,428,597
Philippines	32,067,352	—		—	32,067,352
Poland	23,224,435	—		—	23,224,435
Russia	1,580,000	—		—	1,580,000
Singapore	34,902,917	—		—	34,902,917
South Africa	59,647,183	—		—	59,647,183
Spain	138,350,100	—		—	138,350,100
Sweden	78,660,598	—		—	78,660,598
Switzerland	191,551,509	—		—	191,551,509
Taiwan	96,330,456	—		—	96,330,456
United Kingdom	738,554,498	—		—	738,554,498
United States	191,443,056	—		—	191,443,056
Total common stocks	4,710,910,071	—		—	4,710,910,071
Short-term investment	218,080,189	—		—	218,080,189
Other securities	233,178,796	—		—	233,178,796
Total investments	$5,162,169,056	$—		$—	$5,162,169,056
Financial Derivative Instruments – Liabilities
Over-the-counter	$—	$(7,810,337)	$		$(7,810,337)
Total Financial Derivative Instruments – Liabilities	$—	$(7,810,337)	$		$(7,810,337)

During the period ended April 30, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Select Equity Fund
April 30, 2016
		Value
Shares		(note 2)
Common stocks - 96.37%
	Belgium - 5.10%
4,391	KBC Groep N.V.	$246,519
5,284	Ontex Group N.V.	161,879
		408,398
	Canada - 3.02%
7,801	Gildan Activewear, Inc. (a)	242,293

	Finland - 1.97%
26,813	Nokia Oyj *	157,533

	France - 9.15%
13,866	Orange S.A.	229,903
16,809	Rexel S.A.	254,640
4,946	Total S.A.	248,794
		733,337
	Germany - 5.83%
2,038	Bayer AG	235,112
2,969	SAP SE	232,264
		467,376
	Hong Kong - 3.27%
43,600	AIA Group, Ltd.	261,929

	Israel - 2.94%
4,328	Teva Pharmaceutical Industries, Ltd., ADR	235,660

	Italy - 5.30%
50,125	Mediaset SpA	225,565
51,534	UniCredit SpA (a)	199,096
		424,661
	Japan - 15.43%
6,325	FUJIFILM Holdings Corp.	264,177
5,675	Japan Tobacco, Inc.	236,282
4,875	NTT DoCoMo, Inc.	116,684
5,300	Sumitomo Mitsui Financial Group, Inc.	164,531
6,600	Tokio Marine Holdings, Inc.	220,662
2,400	Tsuruha Holdings, Inc.	234,053
		1,236,389
	Korea - 3.02%
6,593	Shinhan Financial Group Co., Ltd.	241,871

	Netherlands - 3.02%
2,504	ASML Holding N.V.	241,992

	Portugal - 2.78%
24,156	CTT-Correios de Portugal S.A.	223,159

	Spain - 3.06%
15,601	Grifols S.A., ADR	245,248

	Switzerland - 9.09%
11,424	Coca-Cola HBC AG *	233,691
1,914	Dufry AG *	251,795
3,185	Novartis AG	243,033
		728,519
	United Kingdom - 21.42%
4,605	Carnival plc	228,570
41,491	DS Smith plc	231,162
60,693	ITV plc	199,711
12,588	Merlin Entertainments plc (b)	79,366
97,735	Rentokil Initial plc	251,481
9,389	Royal Dutch Shell plc, B Shares	245,017
75,741	Vodafone Group plc	242,586
10,216	WPP plc	238,237
		1,716,130
	United States - 1.97%
2,704	Cognizant Technology Solutions Corp., Class A *	157,832

	Total common stocks
	(Cost $7,646,645)	7,722,327

	Total long-term investments
	(Cost $7,646,645)	7,722,327

Short-term investment - 2.70%
216,376	Fidelity Institutional Treasury Portfolio	216,376

	Total short-term investment
	(Cost $216,376)	216,376

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Select Equity Fund
April 30, 2016 (continued)

Total investments - 99.07%
(Cost $7,863,021)	7,938,703

Net other assets and liabilities – (0.93)%	74,094

Total net assets – 100.00%	$8,012,797

*	Non-income producing security.
(a)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.
(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2016, the restricted securities held by the Fund had an aggregate value of $79,366, which represented 1.0% of net assets.

(c)	Represents cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.
ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Select Equity Fund
April 30, 2016 (continued)
Other information:
Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	10.63%
Pharmaceuticals	8.91
Integrated Oil & Gas	6.16
Broadcasting	5.31
Wireless Telecommunication Services	4.48
Electronic Equipment & Instruments	3.30
Life & Health Insurance	3.27
Trading Companies & Distributors	3.18
Specialty Stores	3.14
Environmental & Facilities Services	3.14
Biotechnology	3.06
Apparel, Accessories & Luxury Goods	3.02
Semiconductor Equipment	3.02
Advertising	2.97
Tobacco	2.95
Drug Retail	2.92
Soft Drinks	2.92
Application Software	2.90
Paper Packaging	2.88
Integrated Telecommunication Services	2.87
Hotels, Resorts & Cruise Lines	2.85
Air Freight & Logistics	2.79
Property & Casualty Insurance	2.75
Personal Products	2.02
IT Consulting & Other Services	1.97
Communications Equipment	1.97
Leisure Facilities	0.99
Total Long-Term Investments	96.37
Short-Term Investment	2.70
Total Investments	99.07
Net Other Assets and Liabilities	0.93
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Select Equity Fund
April 30, 2016 (continued)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
Euro	33%
British Pound	25
Japanese Yen	16
US Dollar	11
Swiss Franc	6
Hong Kong Dollar	3
Canadian Dollar	3
Korean Won	3
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Select Equity Fund
April 30, 2016 (continued)
Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Belgium	$408,398	$—	$—	$408,398
Canada	242,293	—	—	242,293
Finland	157,533	—	—	157,533
France	733,337	—	—	733,337
Germany	467,376	—	—	467,376
Hong Kong	261,929	—	—	261,929
Israel	235,660	—	—	235,660
Italy	424,661	—	—	424,661
Japan	1,236,389	—	—	1,236,389
Korea	241,871	—	—	241,871
Netherlands	241,992	—	—	241,992
Portugal	223,159	—	—	223,159
Spain	245,248	—	—	245,248
Switzerland	728,519	—	—	728,519
United Kingdom	1,716,130	—	—	1,716,130
United States	157,832	—	—	157,832
Total Common Stocks	7,722,327	—	—	7,722,327
Short-Term Investment	216,376	—	—	216,376
Total Investments	$7,938,703	$—	$—	$7,938,703

During the period ended April 30, 2016, there were no transfers in or out of security levels.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
April 30, 2016
	Face				Value
	amount		Coupon	Maturity	(note 2)
Bank Loans (a)(b) – 6.21%
		France – 1.09%
EUR	1,995,238	Horizon Holdings III SASU, Term Loan B	5.000%	7/24/22	$2,301,394
EUR	1,895,250	Numericable - SFR SAS, Term Loan B	4.750%	1/30/23	2,181,008
					4,482,402
		Germany – 0.98%
EUR	1,817,647	Kirk Beauty Zero GmbH, Term Loan B	6.000%	6/26/22	2,102,537
USD	895,947	KP Germany Erste GmbH, 1st Lien Term Loan	5.000%	4/28/20	898,608
USD	990,019	Siemens Audiology Solutions, Term Loan B	4.250%	1/17/22	992,494
					3,993,639
		Ireland – 0.70%
EUR	2,500,000	Eircom Finco Sarl, Term Loan B-3	4.500%	5/31/22	2,853,093

		Luxembourg – 0.56%
EUR	1,989,950	SIG Combibloc PurchaseCo Sarl, Term Loan B	4.250%	3/13/22	2,281,635

		United Kingdom – 0.86%
GBP	430,359	Cucina Acquisition (UK), Ltd. Second Lien Term Loan D (c)	5.000%	3/12/17	632,749
GBP	1,987,425	RAC Bidco, Ltd., First Lien Term Loan B	4.750%	12/17/21	2,909,198
					3,541,947
		United States – 2.02%
USD	1,000,000	Delta 2 Lux Sarl, Term Loan B-3	4.750%	7/30/21	984,285
USD	1,600,000	Diebold Inc., First Lien Term Loan B (c)	5.250%	3/18/23	1,604,664
GBP	840,000	Equinix, Inc. Term Loan B	4.500%	1/8/23	1,230,435
EUR	769,000	Keurig Green Mountain, Term Loan B	5.000%	3/3/23	888,182
USD	2,096,516	Klockner Pentaplast of America, First Lien Term Loan	5.000%	4/28/20	2,102,742
USD	1,479,000	Travelport Finance (Luxembourg) Sarl, Term Loan B	6.000%	9/2/21	1,485,863
					8,296,171
	Total bank loans
	(Cost $24,996,634)
					25,448,887
Corporate bonds – 73.25%
		Denmark – 0.43%
EUR	1,500,000	ISS Global A/S	1.125%	1/7/21	1,749,230

		France – 8.97%
GBP	727,000	AXA S.A. (d)	6.686%	7/6/26	1,130,100
GBP	969,000	AXA S.A. (e)	5.625%	1/16/54	1,366,544
USD	4,500,000	AXA S.A. (d) (f)	6.379%	12/14/36	4,761,000
USD	2,400,000	BNP Paribas S.A. (d) (f)	7.195%	6/25/37	2,616,000
USD	82,000	BNP Paribas S.A. (d)	6.250%	10/17/16	84,132
USD	4,084,000	BNP Paribas S.A. (d)	6.500%	6/6/16	4,140,972
USD	4,330,000	Credit Agricole S.A. (d)	7.375%	10/19/16	4,445,083
EUR	3,000,000	Elis S.A.	3.000%	4/30/22	3,496,211
EUR	400,000	Loxam SAS (c)	3.500%	5/3/23	461,455
EUR	1,000,000	Numericable-SFR S.A.	5.625%	5/15/24	1,194,035

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
April 30, 2016 (continued)
	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	600,000	Numericable-SFR S.A. (f)	7.375%	5/1/26	$609,750
EUR	848,000	Oberthur Technologies Holding SAS	9.250%	4/30/20	1,034,021
EUR	2,182,000	Orange S.A. (d)	4.250%	2/7/20	2,592,219
GBP	1,212,000	Orange S.A. (d)	5.750%	4/1/23	1,815,822
EUR	1,000,000	Orange S.A. (d)	5.000%	10/1/26	1,184,827
EUR	4,524,000	Sodexo	2.500%	6/24/26	5,861,498
					36,793,669
		Germany – 1.91%
EUR	1,500,000	Trionista TopCo GmbH	6.875%	4/30/21	1,812,901
EUR	909,000	Unitymedia GmbH (f)	3.750%	1/15/27	943,271
USD	200,000	Unitymedia Hessen GmbH & Co. KG (f)	5.000%	1/15/25	202,000
EUR	200,000	Unitymedia Hessen GmbH & Co. KG (f)	3.500%	1/15/27	221,281
EUR	4,200,000	Unitymedia Hessen GmbH & Co. KG	3.500%	1/15/27	4,646,901
					7,826,354
		Ireland – 2.31%
EUR	1,030,000	Ardagh Packaging Finance plc	9.250%	10/15/20	1,240,937
USD	223,000	Ardagh Packaging Finance plc (f)	6.000%	6/30/21	220,770
EUR	1,700,000	Ardagh Packaging Finance plc	4.125%	5/15/23	1,946,586
EUR	1,000,000	Ardagh Packaging Finance plc	6.750%	5/15/24	1,145,050
GBP	2,091,000	PGH Capital, Ltd.	5.750%	7/7/21	3,179,320
GBP	1,212,000	PGH Capital, Ltd.	6.625%	12/18/25	1,748,513
					9,481,176
		Italy – 0.46%
GBP	1,200,000	Assicurazioni Generali SpA (d)	6.269%	6/16/26	1,698,500
GBP	111,000	Enel SpA (e)	6.625%	9/15/76	170,561
					1,869,061
		Luxembourg – 0.90%
EUR	290,000	Auris Luxembourg II S.A. (f)	8.000%	1/15/23	367,728
EUR	605,000	Auris Luxembourg II S.A.	8.000%	1/15/23	767,157
EUR	2,200,000	Telenet Finance VI Luxembourg S.C.A.	4.875%	7/15/27	2,565,589
					3,700,474
		Netherlands – 4.74%
GBP	1,250,000	Cooperatieve Rabobank UA (d)	6.910%	6/10/38	2,151,729
EUR	2,709,000	Deutsche Telekom International Finance B.V.	3.250%	1/17/28	3,746,553
EUR	3,250,000	Deutsche Telekom International Finance B.V.	2.750%	10/24/24	4,291,162
USD	4,350,000	ING Bank N.V. (e)	4.125%	11/21/23	4,431,945
EUR	700,000	InterXion Holding N.V. (f)	6.000%	7/15/20	848,004
EUR	200,000	Linde Finance B.V. (e)	7.375%	7/14/66	232,422
EUR	2,000,000	TenneT Holding B.V.	1.750%	6/4/27	2,439,757
EUR	1,042,000	TMF Group Holding B.V.	9.875%	12/1/19	1,282,748
					19,424,320
		Norway – 0.13%
EUR	424,000	Lock A.S.	7.000%	8/15/21	517,132

		Spain – 0.96%
USD	3,897,000	BBVA International Preferred SAU (d)	5.919%	4/18/17	3,921,356

		United Kingdom – 27.66%
GBP	1,434,000	AA Bond Co., Ltd. (f)	5.500%	7/31/22	2,032,432
GBP	1,610,000	Arqiva Broadcast Finance plc	9.500%	3/31/20	2,552,470
GBP	205,000	Arqiva Broadcast Finance plc (f)	9.500%	3/31/20	325,004

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
April 30, 2016 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
GBP	1,333,000	Aviva plc (e)	6.875%	5/20/58	$2,107,988
USD	4,040,000	Barclays Bank plc (d)	6.278%	12/15/34	4,263,743
GBP	950,000	BAT International Finance plc	6.000%	6/29/22	1,689,598
EUR	2,500,000	BAT International Finance plc	0.875%	10/13/23	2,841,488
GBP	1,454,000	Brakes Capital	7.125%	12/15/18	2,212,150
EUR	3,000,000	British Telecommunications plc	1.750%	3/10/26	3,498,921
GBP	969,000	BUPA Finance plc	5.000%	4/25/23	1,470,349
GBP	969,000	BUPA Finance plc (d)	6.125%	9/16/20	1,519,207
GBP	2,509,000	Co-operative Group Holdings 2011, Ltd.	6.875%	7/8/20	3,975,928
EUR	3,000,000	Compass Group plc	1.875%	1/27/23	3,696,329
GBP	1,182,000	CPUK Finance, Ltd. (f)	7.000%	8/28/20	1,808,685
GBP	788,000	Daily Mail & General Trust	5.750%	12/7/18	1,240,078
EUR	2,900,000	Diageo Finance plc	2.375%	5/20/26	3,719,416
GBP	406,000	Galaxy Bidco, Ltd.	6.375%	11/15/20	588,778
EUR	2,250,000	GlaxoSmithKline Capital plc	1.375%	12/2/24	2,682,523
GBP	700,000	HBOS Capital Funding LP (d)	6.461%	11/30/18	1,054,768
GBP	909,000	HBOS Sterling Finance Jersey LP (d)	7.881%	12/9/31	1,662,889
GBP	2,212,000	Heathrow Funding, Ltd.	6.000%	3/20/20	3,656,462
GBP	2,275,000	HSBC Bank Capital Funding Sterling 1 LP (d)	5.844%	11/5/31	3,582,901
EUR	2,934,000	Imperial Brands Finance plc	2.250%	2/26/21	3,600,184
GBP	1,750,000	Imperial Brands Finance plc	4.875%	6/7/32	2,930,354
USD	2,395,000	International Game Technology plc (f)	6.250%	2/15/22	2,449,367
USD	1,302,000	International Game Technology plc (f)	6.500%	2/15/25	1,324,785
GBP	1,157,000	Iron Mountain Europe plc	6.125%	9/15/22	1,737,042
GBP	1,000,000	ITV plc	6.125%	1/5/17	1,503,381
GBP	600,000	Legal & General Group plc (d)	6.385%	5/2/17	901,458
GBP	727,000	Legal & General Group plc (e)	5.500%	6/27/64	970,448
USD	2,591,000	Lloyds Banking Group plc (d) (f)	6.657%	5/21/37	2,824,190
USD	2,969,000	Prudential plc (d)	6.500%	6/23/16	3,035,803
GBP	727,000	Prudential plc (e)	5.700%	12/19/63	987,415
EUR	128,000	Rexam plc (e)	6.750%	6/29/67	148,491
USD	1,600,000	Royal Bank of Scotland Group plc (d)	7.640%	9/30/17	1,503,200
EUR	606,000	Royal Bank of Scotland Group plc (d)	5.500%	6/30/16	654,072
USD	1,430,000	Royal Bank of Scotland Group plc (d)	7.648%	9/30/31	1,673,100
GBP	500,000	RSA Insurance Group plc (e)	5.125%	10/10/45	685,976
GBP	1,212,000	Scottish Widows, Ltd.	7.000%	6/16/43	1,902,995
EUR	1,500,000	Sky plc	1.875%	11/24/23	1,751,135
USD	1,544,000	Sky plc (f)	3.750%	9/16/24	1,602,504
GBP	606,000	Standard Life plc (d)	6.750%	7/12/27	960,721
GBP	400,000	Standard Life plc (e)	5.500%	12/4/42	598,240
EUR	1,060,000	Synlab Bondco plc (f)	6.250%	7/1/22	1,295,560
EUR	760,000	Synlab Bondco plc	6.250%	7/1/22	928,892
GBP	1,576,000	Tesco plc	5.500%	1/13/33	2,153,582
GBP	343,505	Tesco Property Finance 3 plc	5.744%	4/13/40	462,126
GBP	67,000	Thames Water Utilities Finance, Ltd. (e)	5.375%	7/21/25	101,259
GBP	2,418,000	Thomas Cook Group plc	7.750%	6/22/17	3,705,300
GBP	1,863,000	Virgin Media Finance plc	7.000%	4/15/23	2,834,412
GBP	3,152,000	Virgin Media Secured Finance plc	6.250%	3/28/29	4,617,062
GBP	606,000	William Hill plc	7.125%	11/11/16	914,323
EUR	3,500,000	Worldpay Finance plc	3.750%	11/15/22	4,218,080
GBP	1,000,000	WPP 2012 Ltd.	6.000%	4/4/17	1,522,047
USD	848,000	WPP Finance 2010	4.750%	11/21/21	936,631
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
April 30, 2016 (continued)
	Face				Value
	amount		Coupon	Maturity	(note 2)
EUR	1,703,000	WPP Finance 2013	3.000%	11/20/23	$2,215,126
					111,831,368
		United States – 25.16%
USD	2,900,000	Altria Group, Inc.	4.250%	8/9/42	3,066,625
USD	600,000	American Express Co. (e)	6.800%	9/1/66	599,625
USD	681,000	Aramark Services, Inc.	5.125%	1/15/24	723,562
USD	3,241,000	AT&T, Inc.	4.750%	5/15/46	3,278,677
USD	2,000,000	AT&T, Inc.	4.125%	2/17/26	2,150,232
USD	771,000	Ball Corp.	5.000%	3/15/22	811,555
USD	572,000	Ball Corp.	4.375%	12/15/20	595,952
EUR	730,000	Ball Corp.	4.375%	12/15/23	911,117
USD	836,000	CCO Holdings LLC (f)	5.875%	5/1/27	858,990
USD	1,449,000	CCO Safari II LLC (f)	6.484%	10/23/45	1,716,681
USD	2,080,000	CCO Safari II LLC (f)	4.908%	7/23/25	2,245,612
USD	2,620,000	Comcast Corp.	4.600%	8/15/45	2,978,484
USD	2,000,000	Constellation Brands, Inc.	4.750%	12/1/25	2,132,500
USD	2,426,000	CVS Health Corp.	3.875%	7/20/25	2,623,661
USD	800,000	CVS Health Corp.	5.125%	7/20/45	938,671
USD	4,206,000	Dresdner Funding Trust I (f)	8.151%	6/30/31	4,886,867
EUR	1,500,000	FedEx Corp.	1.625%	1/11/27	1,700,232
USD	5,000,000	Fresenius Medical Care US Finance II Inc. (f)	4.750%	10/15/24	5,212,500
USD	137,000	HCA, Inc.	5.000%	3/15/24	142,138
USD	515,000	HCA, Inc.	6.500%	2/15/20	571,650
USD	2,000,000	Iron Mountain, Inc.	6.000%	8/15/23	2,135,000
USD	1,120,000	JM Smucker Co.	3.500%	3/15/25	1,177,249
USD	410,000	JM Smucker Co.	3.500%	10/15/21	436,173
USD	3,460,000	Johnson & Johnson	3.700%	3/1/46	3,684,845
EUR	3,200,000	Kellogg Co.	1.250%	3/10/25	3,669,020
USD	2,400,000	Kraft Heinz Foods Co. (f)	5.200%	7/15/45	2,774,071
USD	1,060,000	Kraft Heinz Foods Co.	5.000%	6/4/42	1,186,233
USD	1,730,000	Medtronic, Inc.	4.625%	3/15/45	1,978,502
USD	500,000	Microsoft Corp.	4.450%	11/3/45	556,285
USD	1,260,000	Newell Brands, Inc.	5.500%	4/1/46	1,405,027
USD	420,000	Philip Morris International, Inc. (c)	4.250%	11/10/44	449,908
EUR	4,367,000	Philip Morris International, Inc.	2.750%	3/19/25	5,685,635
USD	2,530,000	Post Holdings, Inc. (f)	6.750%	12/1/21	2,658,094
USD	2,686,000	RBS Capital Trust II (d)	6.425%	1/3/34	2,806,870
EUR	4,000,000	RELX Capital, Inc.	1.300%	5/12/25	4,612,561
USD	1,000,000	Reynolds American, Inc.	6.150%	9/15/43	1,265,825
USD	1,365,000	Reynolds American, Inc.	5.850%	8/15/45	1,681,927
USD	2,830,000	S&P Global, Inc.	4.000%	6/15/25	3,002,964
USD	1,400,000	Sealed Air Corp. (f)	5.250%	4/1/23	1,485,750
USD	650,000	Service Corp. International	7.625%	10/1/18	732,875
USD	2,900,000	Service Corp. International	5.375%	5/15/24	3,103,000
USD	2,315,000	Sirius XM Radio, Inc. (f)	5.375%	4/15/25	2,372,875
USD	1,300,000	Sirius XM Radio, Inc. (f)	6.000%	7/15/24	1,374,880
USD	1,000,000	UBS Preferred Funding Trust V (d)	6.243%	5/15/16	1,003,800
USD	818,000	Verizon Communications, Inc.	6.550%	9/15/43	1,082,895
USD	3,458,000	Verizon Communications, Inc.	5.150%	9/15/23	3,983,215
USD	5,021,000	Wachovia Capital Trust III (d)	5.570%	5/31/16	5,014,724
USD	1,940,000	Walgreens Boots Alliance, Inc.	3.800%	11/18/24	2,028,064

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
April 30, 2016 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	1,600,000	Walgreens Boots Alliance, Inc.	4.800%	11/18/44	$1,646,035
					103,139,633
	Total corporate bonds
	(Cost $299,590,984)				300,253,773
Foreign government obligations – 5.60%
	United Kingdom – 5.60%
GBP	5,831,000	United Kingdom Gilt	1.750%	7/22/19	8,799,758
GBP	9,250,000	United Kingdom Gilt	2.000%	7/22/20	14,140,177
					22,939,935
	Total foreign government obligations
	(Cost $22,789,575)				22,939,935

	Shares
Preferred stock – 0.52%

	United Kingdom- 0.38%
	850,000	Nationwide Building Society (d)			1,572,009
	United States - 0.14%
	24,000	RBS Capital Funding Trust V (d)			585,600
	Total preferred stock
	(Cost $2,242,753)				2,157,609
	Total long-term investments
	(Cost $349,619,946)				350,800,204

Short-term investment - 15.86%
	65,016,663	Fidelity Institutional Treasury Portfolio (g)			65,016,663
	Total short-term investment
	(Cost $65,016,663)				65,016,663
Total investments - 101.44%
	(Cost $414,636,609)				415,816,867
Financial Derivative Instruments(h)
(Cost or Premiums, net $(34,545)) – (1.16)%					(4,741,356)
Net other assets and liabilities – (0.28)%					(1,161,746)
Total net assets – 100.00%					$409,913,765

(a)
Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)
Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)	Security is purchased on a delayed delivery basis.
(d)	Maturity date is perpetual. Maturity date presented represents the next call date.
(e)
Variable or floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at April 30, 2016.

(f)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2016, the restricted securities held by the Fund had an aggregate value of $50,038,651, which represented 12.2% of net assets.

(g)	This short-term investment has been segregated for open forward foreign currency contracts, delayed delivery purchases and swap contracts at April 30, 2016.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
April 30, 2016 (continued)

(h)	Information with respect to financial derivative instruments is disclosed in the following tables.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
April 30, 2016 (continued)

(h) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty		Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation)
					Asset	Liability
British Pound (Short)	BNP Paribas Securities Services	5/25/16	70,810	$103,468,603	$—	$(3,161,405)
Euro (Short)	BNP Paribas Securities Services	5/25/16	91,015	104,282,234	—	(1,375,138)
Total					$—	$(4,536,543)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Reference entity	Rates received/ (paid)	Termination date	Implied credit spread	Notional amount (000s)	Upfront premiums paid/ (received)	Unrealized appreciation/ (depreciation)	Value Asset Liability
Protection purchased:
Barclays Bank plc	Deutsche Lufthansa	(1.00)%	6/20/21	1.01%	$2.290	$47,850	$(46,644)	$1,206	$—
Barclays Bank plc	IBM	(1.00)%	12/20/19	0.40%	180	(4,893)	1,028	—	(3,865)
Barclays Bank plc	IBM	(1.00)%	6/20/21	0.63%	2,500	(57,149)	11,562	—	(45,587)
Barclays Bank plc	Renault	(1.00)%	6/20/21	1.02%	3,435	85,644	(82,527)	3,117	—
Barclays Bank plc	Telefonica S.A.	(1.00)%	6/20/21	1.25%	3,435	64,345	(21,316)	43,029	—
Citibank, N.A.	ITV plc	(5.00)%	12/20/20	1.15%	573	(104,562)	3,774	—	(100,788)
Citibank, N.A.	Vodafone GP	(1.00)%	12/20/20	0.87%	195	(482)	(663)	—	(1,145)
Deutsche Bank AG	IBM	(1.00)%	6/20/19	0.33%	850	(26,707)	8,997	—	(17,710)
JPMorgan Chase Bank, N.A.	Host Hotels	(1.00)%	12/20/20	1.00%	2,500	40,372	(40,047)	325	—
JPMorgan Chase Bank, N.A.	McDonalds	(1.00)%	12/20/20	0.32%	700	(16,000)	(5,610)	—	(21,610)
JPMorgan Chase Bank, N.A.	Sunrise Communications	(5.00)%	6/20/21	1.47%	344	(61,326)	698	—	(60,628)
JPMorgan Chase Bank, N.A.	Vodafone GP	(1.00)%	12/20/20	0.87%	916	—	(5,389)	—	(5,389)
Protection sold:
JPMorgan Chase Bank, N.A.	ConvaTec Healthcare	5.00%	12/20/17	0.55%	57	(1,637)	$5,869	4,232	—
Total						$(34,545)	$(170,268)	$51,909	$(256,722)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE CONTRACTS	$(34,545)	$51,909	$(4,793,265)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
April 30, 2016 (continued)
Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of net investments
US Dollar	49%
Euro	26
British Pound	25
100%

Industry concentration as a percentage of net assets:	% of Net Assets
Telephone-Integrated	7.43%
Tobacco	5.66
Sovereign	5.60
Cable TV	5.16
Commercial Banks Non-US	4.21
Life/Health Insurance	3.81
Diversified Banking Institution	3.69
Money Center Banks	3.09
Multi-line Insurance	3.08
Food-Catering	3.05
Telecommunication Services	2.45
Containers - Metal/Glass	2.27
Commercial Services	2.22
Food-Miscellaneous/Diversified	2.02
Finance-Other Services	1.85
Retail-Drug Store	1.77
Medical - Drugs	1.55
Beverages - Wine & Spirits	1.43
Diversified Operations	1.33
Dialysis Centers	1.27
Super-Regional Banks-US	1.22
Gambling (Non-Hotel)	1.14
Publishing-Books	1.13
Commercial Services-Finance	1.05
Funeral Services & Related Items	0.94
Radio	0.91
Travel Services	0.90
Airport Development & Maintenance	0.89
Containers-Paper/Plastic	0.88
Advertising Services	0.77
Medical-HMO	0.73
Broadcast Services/Programs	0.70
Food-Flour & Grain	0.65
Electric-Transmission	0.60
Medical Labs & Testing Services	0.54
Food-Retail	0.53
Medical Products	0.52
Specialty Stores	0.51
Auto Repair Centers	0.50
Medical Instruments	0.48
Electronic Measurement Instruments	0.44
Resorts/Theme Parks	0.44
Transport-Services	0.42
Mortgage Banks	0.41
Food-Confectionery	0.39
Transaction Mgt Systems	0.39
Building Societies	0.38
Consulting Services	0.37
Television	0.37
Home Decoration Products	0.34
Property/Casualty Insurance	0.31
Publishing-Newspapers	0.30
Specialized REITs	0.30
Computer Data Security	0.25
Fiduciary Banks	0.25
Auto Racing	0.24
Beverages	0.22
Rubber/Plastic Products	0.22
Computer Software	0.21
Medical-Hospitals	0.17
Finance-Credit Card	0.15
Applications Software	0.14
Real Estate Operations/Development	0.11
Rental Auto/Equipment	0.11
Industrial Gases	0.06
Electric-Integrated	0.04
Water	0.02
Long-Term Investments	85.58
Short-Term Investment	15.86
Total investments	101.44
Financial Derivative Instruments	(1.16)
Net other assets and liabilities	(0.28)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
April 30, 2016 (continued)

Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Bank Loans
France	$—	$4,482,402	$—	$4,482,402
Germany	—	3,993,639	—	3,993,639
Ireland	—	2,853,093	—	2,853,093
Luxembourg	—	2,281,635	—	2,281,635
United Kingdom	—	3,541,947	—	3,541,947
United States	—	8,296,171	—	8,296,171
Total Bank Loans	—	25,448,887	—	25,448,887
Corporate Bonds
Denmark	—	1,749,230	—	1,749,230
France	—	36,793,669	—	36,793,669
Germany	—	7,826,354	—	7,826,354
Ireland	—	9,481,176	—	9,481,176
Italy	—	1,869,061	—	1,869,061
Luxembourg	—	3,700,474	—	3,700,474
Netherlands	—	19,424,320	—	19,424,320
Norway	—	517,132	—	517,132
Spain	—	3,921,356	—	3,921,356
United Kingdom	—	111,831,368	—	111,831,368
United States	—	103,139,633	—	103,139,633
Total Corporate Bonds	—	300,253,773	—	300,253,773
Foreign Government Obligations
United Kingdom	—	22,939,935	—	22,939,935
Total Foreign Government Obligations	—	22,939,935	—	22,939,935
Preferred Stock
United Kingdom	—	1,572,009	—	1,572,009
United States	585,600	—	—	585,600
Total Preferred Stock	585,600	1,572,009	—	2,157,609
Short-Term Investment	65,016,663	—	—	65,016,663
Total Investments	$65,602,263	$350,214,604	$—	$415,816,867
Financial Derivative Instruments - Assets
Over-The-Counter	$—	$51,909	$—	$51,909
Total Financial Derivative Instruments - Assets	$—	$51,909	$—	$51,909
Liabilities
Financial Derivative Instruments - Liabilities
Over-The-Counter	$—	$(4,793,265)	$—	$(4,793,265)
Total Financial Derivative Instruments - Liabilities	$—	$(4,793,265)	$—	$(4,793,265)

During the period ended April 30, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016
	Face				Value
	amount		Coupon	Maturity	(note 2)
Auto Loan Receivables – 0.93%
		Luxembourg – 0.93%
EUR	146,141	Bavarian Sky S.A. (a)	0.008%	8/20/22	$167,513
EUR	65,659	E Carat S.A. (a)	0.400%	9/18/21	75,356
		Total Auto Loan Receivables			242,869
		(Cost $232,420)

Corporate bonds – 40.68%
		Australia – 0.16%
USD	40,000	Transurban Finance Co. Pty., Ltd. (b) (c)	4.125%	2/2/26	41,532

		Cyprus – 0.42%
EUR	100,000	Aroundtown Property Holdings plc	1.500%	5/3/22	109,711

		France – 4.80%
EUR	160,000	AXA S.A. (a)	5.125%	7/4/43	211,913
USD	90,000	Banque PSA Finance S.A.	5.750%	4/4/21	99,583
EUR	100,000	BNP Paribas Cardif S.A. (a) (d)	4.032%	11/25/25	112,794
EUR	100,000	Carmila SAS	2.375%	9/18/23	120,397
EUR	200,000	CNP Assurances (a)	4.500%	6/10/47	227,273
EUR	100,000	Dry Mix Solutions Investissements SAS (a)	4.025%	6/15/21	112,787
EUR	100,000	HomeVi SAS (b)	6.875%	8/15/21	122,406
EUR	100,000	Oberthur Technologies Holding SAS	9.250%	4/30/20	121,936
EUR	100,000	Solvay Finance S.A. (a) (d)	5.869%	6/3/24	121,487
					1,250,576
		Germany – 1.48%
EUR	100,000	Heidelberger Druckmaschinen AG	8.000%	5/15/22	118,576
EUR	120,000	Kirk Beauty One GmbH	8.750%	7/15/23	144,812
EUR	100,000	Senvion Holding GmbH	6.625%	11/15/20	121,377
					384,765
		Ireland – 0.90%
EUR	100,000	Ardagh Packaging Finance plc/Ardgah MP Holding USA, Inc.	6.750%	5/15/24	114,505
EUR	100,000	Eircom Finance, Ltd.	9.250%	5/15/20	120,758
					235,263
		Japan – 0.78%
EUR	170,000	SoftBank Group Corp.	5.250%	7/30/27	203,297

		Jersey – 1.75%
GBP	120,000	Aston Martin Capital, Ltd.	9.250%	7/15/18	180,598
EUR	100,000	Kennedy Wilson Europe Real Estate plc	3.250%	11/12/25	116,592
GBP	100,000	QBE Capital Funding IV, Ltd. (a)	7.500%	5/24/41	159,334
					456,524
		Luxembourg – 3.11%
EUR	100,000	Altice Luxembourg S.A.	7.250%	5/15/22	116,864
EUR	100,000	Cerberus Nightingale 1 SARL	8.250%	2/1/20	118,385
EUR	100,000	Dufry Finance SCA (b)	4.500%	8/1/23	122,520
EUR	200,000	Grand City Properties S.A. (a) (d)	3.750%	2/18/22	220,766
EUR	100,000	Pentair Finance S.A.	2.450%	9/17/19	118,188

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
EUR	100,000	Wind Acquisition Finance S.A. (a) (b)	4.999%	4/30/19	$114,914
					811,637
		Mexico – 0.44%
EUR	100,000	Fomento Economico Mexicano, S.A.B. de C.V.	1.750%	3/20/23	115,364

		Netherlands – 3.62%
EUR	100,000	Aegon N.V. (a)	4.000%	4/25/44	113,092
EUR	100,000	ASR Nederland N.V. (a)	5.125%	9/29/45	119,231
EUR	100,000	Grupo Antolin Dutch BV	5.125%	6/30/22	122,188
EUR	100,000	InterXion Holding N.V.	6.000%	7/15/20	121,144
EUR	100,000	JAB Holdings BV	2.125%	9/16/22	119,874
EUR	200,000	NN Group N.V. (a) (d)	4.500%	1/15/26	231,556
EUR	100,000	TMF Group Holding BV (a)	5.173%	12/1/18	115,330
					942,415
		Portugal – 0.44%
EUR	100,000	Energias de Portugal S.A. (a)	5.375%	9/16/75	114,627

		United Kingdom – 12.69%
GBP	130,000	AA Bond Co, Ltd.	5.500%	7/31/22	184,251
GBP	100,000	Admiral Group plc	5.500%	7/25/24	144,298
USD	80,000	AstraZeneca plc	3.375%	11/16/25	83,462
GBP	140,000	Aviva plc (a)	6.875%	5/20/58	221,394
GBP	150,000	Broadgate Financing plc (a)	2.188%	10/5/23	207,746
GBP	50,000	Co-Operative Bank plc	5.125%	9/20/17	70,349
GBP	100,000	CPUK Finance, Ltd. (b)	7.000%	8/28/20	153,019
GBP	100,000	Galaxy Bidco, Ltd. (a) (b)	5.593%	11/15/19	145,604
GBP	50,000	HBOS Capital Funding LP (a) (d)	6.461%	11/30/18	75,341
GBP	50,000	HSBC Holdings plc	7.000%	4/7/38	91,178
USD	200,000	Imperial Brands Finance plc (b)	3.750%	7/21/22	210,992
GBP	100,000	Investec plc	4.500%	5/5/22	144,441
GBP	140,000	Legal & General Group plc (a)	5.375%	10/27/45	204,801
USD	200,000	Lloyds Banking Group plc	4.650%	3/24/26	203,521
GBP	100,000	Pension Insurance Corp., plc	6.500%	7/3/24	135,052
GBP	100,000	Prudential plc (a)	5.000%	7/20/55	128,897
EUR	100,000	Royal Bank of Scotland Group plc	2.500%	3/22/23	112,811
EUR	50,000	Royal Bank of Scotland plc (a)	4.625%	9/22/21	57,132
GBP	50,000	RSA Insurance Group plc (a)	9.375%	5/20/39	85,078
GBP	100,000	Scottish Widows, Ltd.	5.500%	6/16/23	151,272
GBP	100,000	Standard Chartered plc	5.125%	6/6/34	128,204
GBP	100,000	Standard Life plc (a)	5.500%	12/4/42	149,560
GBP	70,000	Tesco plc	6.000%	12/14/29	104,358
EUR	100,000	Vougeot Bidco plc (a) (b)	5.001%	7/15/20	114,923
					3,307,684
		United States – 10.09%
USD	70,000	Amgen, Inc.	3.625%	5/22/24	75,023
USD	70,000	AT&T, Inc.	6.000%	8/15/40	80,846
USD	35,000	Bank of America Corp.	4.450%	3/3/26	36,288
USD	50,000	BlueLine Rental Finance Corp. (b)	7.000%	2/1/19	44,125
USD	36,000	Burlington Northern Santa Fe LLC	4.150%	4/1/45	38,370
USD	200,000	Calpine Corp.	5.750%	1/15/25	202,750
USD	200,000	CCO Holdings LLC (b)	5.875%	5/1/27	205,500

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	100,000	Centene Corp. (b)	6.125%	2/15/24	$105,750
USD	70,000	Citigroup, Inc.	4.600%	3/9/26	72,883
USD	200,000	Digicel Group, Ltd. (b)	8.250%	9/30/20	183,500
USD	75,000	ESH Hospitality, Inc. (b)	5.250%	5/1/25	74,344
USD	80,000	Exxon Mobil Corp.	3.043%	3/1/26	82,959
USD	40,000	First Data Corp. (b)	7.000%	12/1/23	41,250
USD	100,000	ILFC E-Capital Trust I (a) (b)	4.240%	12/21/65	82,250
USD	75,000	KLX, Inc. (b)	5.875%	12/1/22	75,844
USD	130,000	Meccanica Holdings USA, Inc. (b) (c)	6.250%	1/15/40	127,075
USD	65,000	Medtronic, Inc.	3.150%	3/15/22	69,256
EUR	130,000	Morgan Stanley	1.750%	3/11/24	150,701
EUR	100,000	Newell Brands, Inc,	3.750%	10/1/21	121,421
USD	200,000	RCN Telecom Services LLC (b)	8.500%	8/15/20	203,250
USD	150,000	Sunoco LP/Sunoco Finance Corp. (b)	6.250%	4/15/21	152,250
USD	125,000	T-Mobile USA, Inc.	6.500%	1/15/26	132,969
USD	150,000	TransDigm, Inc.	6.000%	7/15/22	152,580
USD	27,000	Verizon Communications, Inc.	5.012%	8/21/54	27,850
USD	100,000	West Corp. (b)	5.375%	7/15/22	90,875
					2,629,909
	Total corporate bonds
	(Cost $10,813,558)				10,603,304
Commercial mortgage-backed securities – 5.46%
		Germany – 1.41%
EUR	238,191	German Residential Funding plc (a)	1.399%	8/27/24	275,741
EUR	82,087	Juno Eclipse 2007-2, Ltd. (a)	0.088%	11/20/22	92,307
					368,048
		United Kingdom – 2.20%
GBP	103,810	Business Mortgage Finance 3 plc (a)	1.993%	11/15/38	152,639
GBP	71,000	Business Mortgage Finance 3 plc (a)	4.243%	11/15/38	95,581
GBP	49,386	DECO 12-UK 4 plc (a)	0.781%	1/27/20	69,332
GBP	55,000	Eddystone Finance plc (a)	1.748%	4/19/21	77,249
GBP	50,000	Eddystone Finance plc (a)	1.348%	4/19/21	70,692
GBP	75,980	Taurus CMBS UK 2014-1, Ltd. (a)	1.989%	5/1/22	108,603
					574,096
		United States – 1.85%
USD	237,000	Invitation Homes 2015-SFR2 Trust (a) (b)	2.436%	6/17/32	232,598
USD	100,000	Progress Residential 2014-SFR1 Trust (a) (b)	2.686%	10/17/31	99,319
USD	149,685	Progress Residential Series 2014-SFR1 Trust (a) (b)	1.536%	10/17/31	148,398
					480,315
	Total commercial mortgage-backed securities				1,422,459
	(Cost $1,567,305)
Credit Card Receivables – 3.21%
		United Kingdom – 0.74%
GBP	133,000	Gracechurch Card Funding plc (a)	1.007%	7/15/21	192,518

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
		United States – 2.47%
USD	270,000	Barclays Dryrock Issuance Trust (a)	0.793%	12/16/19	$270,048
USD	104,000	Capital One Multi-Asset Execution Trust (a)	0.473%	7/15/20	104,016
USD	270,000	Discover Card Execution Note Trust (a)	0.863%	7/15/21	270,177
					644,241
	Total Credit Card Receivables
	(Cost $850,622)				836,759
Collateralized loan obligations – 4.02%
		Ireland – 0.99%
EUR	127,000	Bacchus Series 2006-2 plc (a)	0.534%	8/17/22	144,568
EUR	100,000	Harvest CLO XIV Designated Activity Co. (a)	3.000%	11/18/29	113,284
					257,852
		Luxembourg – 0.56%
EUR	125,000	GSC European CDO I - R S.A. (a)	1.225%	12/15/22	141,426
EUR	3,592	Harvest CLO II S.A. (a)	0.631%	5/21/20	4,110
					145,536
		Netherlands – 2.23%
EUR	125,000	Dryden 44 Euro CLO 2015 BV	1.000%	7/15/30	143,131
EUR	100,000	Highlander Euro CDO II BV (a)	0.409%	12/14/22	103,506
EUR	100,000	Jubilee CDO VI BV (a)	0.469%	9/20/22	109,270
EUR	100,000	Jubilee CLO 2015-XVI BV	2.100%	12/15/29	114,236
EUR	100,000	Wood Street CLO II BV (a)	0.467%	3/29/21	110,635
					580,778
		United States – 0.24%
USD	66,658	Structured Asset Securities Corp Mortgage Loan Trust 2007-TC1 (a) (b)	0.739%	4/25/31	63,491
					1,047,657
	Total collateralized loan obligations
	(Cost $1,044,542)
Residential mortgage-backed securities – 9.44%
		Australia – 0.34%
GBP	63,662	Interstar Millennium Series 2004-4E Trust (a)	0.953%	11/14/36	88,912

		Netherlands – 1.78%
EUR	200,000	Dolphin Master Issuer BV (a)	0.609%	9/28/99	232,100
EUR	200,000	Storm 2015 - IV BV (a)	1.055%	8/22/54	232,103
					464,203
		United Kingdom – 7.32%
EUR	106,316	Alba Series 2006-2 plc (a)	0.032%	12/15/38	110,040
GBP	53,158	Alba Series 2006-2 plc (a)	0.761%	12/15/38	70,164
GBP	119,000	Eurosail 2006-1 plc (a)	0.851%	6/10/44	146,179
EUR	140,000	Eurosail 2006-1 plc (a)	0.029%	6/10/44	134,213
GBP	50,000	Eurosail-UK 2007-2np plc (a)	0.841%	3/13/45	51,129
GBP	102,143	Gosforth Funding 2012-1 plc (a)	2.138%	12/19/47	149,606
USD	78,243	Leek Finance Number Seventeen plc (a) (b)	0.903%	12/21/37	84,229
GBP	132,531	Money Partners Securities 4 plc (a)	0.971%	3/15/40	182,299

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
GBP	51,129	Newgate Funding 2006-2 plc (a)	0.758%	12/1/50	$68,680
EUR	132,139	Paragon Mortgages No. 8 plc (a)	0.111%	4/16/35	138,195
EUR	232,019	Paragon Mortgages No. 9 plc (a)	0.177%	5/15/41	241,719
EUR	146,822	Paragon Mortgages No.12 plc (a)	0.057%	11/15/38	151,863
GBP	132,918	RMAC 2005-NS3 plc (a)	0.951%	6/12/43	178,324
GBP	62,253	Southern Pacific Financing plc (a)	1.051%	6/10/43	66,570
GBP	100,000	Warwick Finance Residential Mortgages number one plc (a)	2.088%	9/21/49	134,030
					1,907,240
	Total residential mortgage-backed securities
	(Cost $2,612,361)				2,460,355

	Principal				Value
	amount		Coupon	Maturity	(note 2)
Sovereign debt obligations – 15.31%
EUR	463,000	Italy Buoni Poliennali Del Tesoro	3.500%	11/1/17	558,204
EUR	1,003,429	Italy Buoni Poliennali Del Tesoro (e)	2.350%	9/15/19	1,266,689
JPY	130,000,000	Japan Treasury Discount Bill	—%	5/16/16	1,221,802
RON	390,000	Romania Government Bond	5.950%	6/11/21	115,074
EUR	718,000	Spain Government Bond	0.500%	10/31/17	829,393
	Total sovereign debt obligations				3,991,162
	(Cost $3,862,914)
	Face				Value
	amount		Coupon	Maturity	(note 2)
US government obligations – 6.38%
	United States - 6.38%
USD	844,437	United States Treasury Inflation Indexed Bonds (e)	0.625%	1/15/24	883,690
USD	768,514	United States Treasury Inflation Indexed Bonds (e)	0.250%	1/15/25	778,686
					1,662,376
	Total US government obligations				1,662,376
	(Cost $1,593,033)
	Total long-term investments				22,266,941
	(Cost $22,576,755)
	Shares
Short-term investment - 15.17%
	3,955,263	Fidelity Institutional Treasury Portfolio			3,955,263
	Total short-term investment
	(Cost $3,955,263)				3,955,263
Total investments - 100.60%(f)
	(Cost $26,532,018)				26,222,204
Financial Derivative Instruments (Cost or Premiums, net — $(41,469)) – (2.94)% (g)					(765,857)
Net other assets and liabilities – 2.34%					610,038
Total net assets – 100.00%					$26,066,385
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)
(a)
Variable or floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at April 30, 2016.

(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2016, the restricted securities held by the Fund had an aggregate value of $3,039,958, which represented 11.7% of net assets.

(c)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(d)	Maturity date is perpetual. Maturity date presented represents the next call date.
(e)	Indexed security in which both the coupon and principal are adjusted in-line with movements in the inflation index in that sovereign market.
(f)	All or a portion of these securities and short-term investments were segregated for open futures contracts, forward foreign currency contracts, options and swap contracts at April 30, 2016.
(g)	Information with respect to financial derivative instruments is disclosed in the following tables.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)
(g) FINANCIAL DERIVATIVE INSTRUMENTS
EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

	Number of contracts	Expiration date	Current notional value	Unrealized appreciation/ (depreciation) Asset Liability
Australian 3 Year Bond (Long)	16	6/15/16	$1,363,236	$1,571	$—
UK Long Gilt (Long)	1	6/28/16	174,754	3,889	—
Australian 10 Year Bond (Short)	(5)	6/15/16	496,675	930	—
US Treasury 10 Year Note (Short)	(5)	6/21/16	650,313	—	(477)
Total				$6,390	$(477)

SWAP CONTRACTS
Interest Rate Swap Contracts

Exchange	Notional amounts (000s)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Unrealized appreciation/(depreciation) Asset Liability
LCH	990	Receives	3-month USD LIBOR	3.427%	9/22/26	$—	$(154,091)
LCH	1,450	Receives	3-month USD LIBOR	3.630%	10/6/34	—	(126,292)
LCH	595	Receives	6-month EURIBOR	1.625%	12/3/45	—	(11,372)
LCH	504	Receives	6-month EURIBOR	1.130%	3/31/46	8,674	—
LCH	126	Receives	3-month USD LIBOR	3.250%	5/14/35	—	(6,846)
LCH	590	Receives	3-month USD LIBOR	2.193%	3/11/26	—	(27,770)
LCH	310	Receives	3-month USD LIBOR	2.616%	3/11/46	—	(30,342)
LCH	1,840	Pays	3-month USD LIBOR	3.100%	9/22/21	157,427	—
LCH	1,564	Pays	3-month USD LIBOR	3.463%	10/6/44	96,412	—
LCH	1,958	Pays	6-month EURIBOR	0.278%	3/21/21	—	(972)
LCH	1,947	Pays	6-month EURIBOR	0.360%	4/28/21	1,210	—
LCH	779	Pays	6-month EURIBOR	1.070%	3/30/26	—	(6,475)
LCH	779	Pays	6-month EURIBOR	1.123%	2/25/26	—	(3,668)
LCH	259	Pays	3-month USD LIBOR	3.104%	5/14/45	10,027	—
Total						$273,750	$(367,828)

LCH	London Clearing House

Credit Default Swap Contracts

Exchange	Reference entity	Rates received/ (paid)	Termination date	Implied credit spread	Notional amount (000s)	Upfront premiums paid/ (received)	Unrealized appreciation/ (depreciation)	Unrealized appreciation/(depreciation) Asset Liability
Protection purchased:
ICE	iTraxx Crossover CDS Index	(5.00)%	6/20/21	3.12%	$ 1,236	$ (113,532)	$ 7,141	$—	$ (106,391)
ICE	North America High Yield CDS Index, Series 24	(5.00)%	6/20/21	4.35%	1,700	(44,455)	(3,800)	—	(48,255)
Total					$ (157,987)		$ 3,341	$—	$ (154,646)

ICE	InterContinental Exchange

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)

	Cost or Premiums, net	Asset	Liability
TOTAL SWAP CONTRACTS	$(157,987)	$273,750	$(522,474)

	Cost or Premiums, net	Asset	Liability
TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED DERIVATIVE INSTRUMENTS	$(157,987)	$280,140	$(522,951)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty		Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
Australian Dollar (Long)	Citibank, N.A.	6/10/16	356	$269,980	$6,472	—
Australian Dollar (Long)	Deutsche Bank AG	6/10/16	28	21,123	487	—
Australian Dollar (Short)	JP Morgan Chase Bank, N.A.	6/10/16	720	546,596	—	(2,687)
Australian Dollar (Long)	Morgan Stanley Capital Services LLC	6/10/16	283,679	248,060	4,043	—
British Pound (Short)	Citibank, N.A.	6/10/16	172,269	148,571	—	(4,230)
British Pound (Long)	Deutsche Bank AG	6/10/16	118	172,518	4,969	—
British Pound (Long)	JP Morgan Chase Bank, N.A.	6/10/16	428,600	187,516	5,509	—
British Pound (Short)	Morgan Stanley Capital Services LLC	6/10/16	3,500	5,114,921	—	(132,547)
Euro (Short)	Citibank, N.A.	6/10/16	9,274	10,631,119	—	(391,544)
Euro (Long)	Deutsche Bank AG	6/10/16	303	346,989	3,444	—
Euro (Short)	JP Morgan Chase Bank, N.A.	6/10/16	39	44,427	—	(783)
Euro (Long)	Morgan Stanley Capital Services LLC	6/10/16	318	364,468	7,746	—
Euro (Short)	State Street Bank & Trust Company	6/10/16	96	109,523	—	(214)
Japanese Yen (Short)	JP Morgan Chase Bank, N.A.	6/10/16	130,000	1,222,060	—	(67,135)
Mexican Peso (Short)	Citibank, N.A.	6/10/16	32	1,833	—	(67)
New Zealand Dollar (Long)	JP Morgan Chase Bank, N.A.	6/10/16	423	294,802	7,549	—
New Zealand Dollar (Short)	Morgan Stanley Capital Services LLC	6/10/16	385	268,314	—	(6,881)
Romanian Leu (Short)	JP Morgan Chase Bank, N.A.	6/10/16	467	119,392	—	(3,841)
Swedish Krona (Long)	Deutsche Bank AG	6/10/16	4,193	522,800	2,800	—
Total					$43,019	$(609,929)

PURCHASED OPTIONS
Currency Options

Description	Counterparty	Notional/ Contracts		Put/ Call	Exercise Rate	Expiration Date	Unrealized appreciation/ (depreciation)	Cost	Value
Canadian Dollar vs. British Pound	Barclays Bank plc	390,000	GBP	Put	1.81	12/1/16	$(352)	$16,844	$16,492
Swedish Krona vs. Euro	Barclays Bank plc	310,000	EUR	Put	9.05	4/12/17	2,915	8,412	11,327
U.S. Dollar vs. British Pound	JP Morgan Chase Bank, N.A.	380,000	GBP	Put	1.37	8/26/16	(11,231)	17,090	5,859
U.S. Dollar vs. Korean Won	JP Morgan Chase Bank, N.A.	1,440,000	USD	Call	1,250	12/19/16	(22,095)	42,386	20,291
Total							$(30,763)	$84,732	$53,969

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)

Interest Rate Swaptions

Description	Counterparty	Notional/ Contracts		Put/ Call	Exercise Rate	Expiration Date	Unrealized appreciation/ (depreciation)	Cost	Value
OTC 30-Year Interest Rate Swap (Pay 3%, Receive 6-month EURIBOR)	Citibank, N.A.	1,000,000	EUR	Put	3%	4/17/19	$(108,451)	$130,538	$22,087
OTC 1-Year Interest Rate Swap (Pay 4%, Receive 3-month LIBOR)	JP Morgan Chase Bank, N.A.	1,510,000	USD	Put	4%	6/20/16	(13,002)	13,002	—
Total							$(121,453)	$143,540	$22,087

	Cost	Value
TOTAL PURCHASED OPTIONS	$228,272	$76,056

WRITTEN OPTIONS

Currency Options

Description	Counterparty	Notional/ Contracts		Put/ Call	Exercise Rate	Expiration Date	Unrealized appreciation/ (depreciation)	Premiums Received	Value
Canadian Dollar vs. British Pound	Barclays Bank plc	(390,000)	GBP	Put	1.745	12/1/16	$308	$(10,207)	$(9,899)
U.S Dollar vs. British Pound	JP Morgan Chase Bank, N.A.	(380,000)	GBP	Put	1.30	8/26/16	6,585	(9,350)	(2,765)
U.S. Dollar vs. Korean Won	Citibank, N.A.	(1,440,000)	USD	Call	1,350	12/19/16	12,771	(21,492)	(8,721)
Total							$19,664	$(41,049)	$(21,385)

Interest Rate Swaptions

Description	Counterparty	Notional/ Contracts		Put/ Call	Exercise Rate	Expiration Date	Unrealized appreciation/ (depreciation)	Premiums Received	Value
OTC 30-Year Interest Rate Swap (Pay 6-month EURIBOR, Receive 4%)	Citibank, N.A.	(1,000,000)	EUR	Put	4%	4/17/19	$51,798	$(57,671)	$(5,873)
OTC 1-Year Interest Rate Swap (Pay 3-month EURIBOR, Receive 2.82%)	JP Morgan Chase Bank, N.A.	(1,120,000)	EUR	Put	2.82%	6/20/16	13,034	(13,034)	—
Total							$64,832	$(70,705)	$(5,873)

	Premiums Received	Value
TOTAL WRITTEN OPTIONS	$(111,754)	$(27,258)
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)

SWAP CONTRACTS
Inflation Swap Contracts
	Notional		Portfolio		Annual		Unrealized
	amounts		Pays/Receives		Fixed	Termination	appreciation/(depreciation)
Counterparty	(000s	)	Floating Rate	Floating Rate Index	Rate	Date	Asset	Liability
Barclays Bank plc	$88		Receives	UK Retail Price Index	3.2830%	2/15/46	$—	$(2,735)
Citibank, N.A.	366		Receives	Eurostat Eurozone HICP Ex-Tobacco	1.1025	4/25/26	—	(3,103)
JP Morgan Chase	88		Receives	UK Retail Price Index	3.3350	3/15/46	—	(4,461)
Bank, N.A.
JP Morgan Chase	88		Receives	UK Retail Price Index	3.2365	4/15/46	—	(270)
Bank, N.A.
UBS AG	400		Receives	US Consumer Price Index	1.8025	4/18/26	5,635	—
Total							$5,635	$(10,569)

	Asset	Liability
TOTAL SWAP CONTRACTS	$5,635	$(10,569)

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$116,518	$124,710	$(647,756)
	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$(41,469)	$404,850	$(1,170,707)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)
Industry concentration as a percentage of net assets:	% of Net Assets
Sovereign	21.69%
Whole Loan CMO Other	5.91
Other ABS	5.86
Multi-line Insurance	4.11
Life/Health Insurance	3.59
CMBS Other	3.32
Real Estate Operations/Development	2.97
Diversified Banking Institution	2.78
Credit Card Bullet	2.47
Property/Casualty Insurance	2.05
Whole Loan CMO Mezzanine	2.05
Cable TV	1.57
Telecommunication Services	1.25
Cellular Telecommunications	1.21
WL Coll CMO Mezzanine	1.21
Telephone-Integrated	1.20
Aerospace/Defense-Equipment	0.88
Tobacco	0.81
Independent Power Producer	0.78
Credit Card Other	0.74
Auto Repair Centers	0.71
Auto-Cars/Light Trucks	0.69
Finance-Other Services	0.64
Resorts/Theme Parks	0.59
Oil & Gas Refining & Marketing	0.58
Retail-Perfume & Cosmetics	0.56
Diversified Financial Services	0.55
Aerospace/Defense	0.49
Commercial Banks Non-US	0.49
Auto/Truck Parts & Equipment-Original	0.47
Chemicals - Diversified	0.47
Computer Data Security	0.47
Home Decoration Products	0.47
Power Conversion/Supply Equipment	0.47
Retail-Miscellaneous/Diversified	0.47
Retirement/Aged Care	0.47
Applications Software	0.46
Investment Companies	0.46
Cable/Satellite TV	0.45
Diversified Manufacturing Operations	0.45
Machinery-Print Trade	0.45
Medical Labs & Testing Services	0.45
Beverages-Non-alcoholic	0.44
Commercial Services-Finance	0.44
Containers - Metal/Glass	0.44
Electric-Integrated	0.44
Theaters	0.44
Building Products-Cement Aggregates	0.43
Medical-HMO	0.41
Food-Retail	0.40
Specialized Finance	0.38
Finance-Leasing Company	0.32
Medical - Drugs	0.32
Oil Comp-Integrated	0.32
CMBS Subordinated	0.30
Automobile ABS Other	0.29
Medical-Biomedical/Gene	0.29
Money Center Banks	0.29
REITS-Hotels	0.28
Cooperative Banks	0.27
Medical Instruments	0.27
WL Collateral CMO Other	0.26
Machinery-Construction & Mining	0.17
Data Processing/Management	0.16
Public Thoroughfares	0.16
Transport-Rail	0.15
Long-Term Investments	85.43
Short-Term Investment	15.17
Total investments	100.60
Financial Derivative Instruments	(2.94)
Net other assets and liabilities	2.34
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
Euro	39%
US Dollar	38
British Pound	18
Japanese Yen	5
Romanian Leu	0 *
100%
*  Less than 0.05% of total net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)
Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Auto Loan Receivables
Luxembourg	$—	$242,869	$—	$242,869
Total Auto Loan Receivables	—	242,869	—	242,869
Corporate Bonds
Australia	—	41,532	—	41,532
Cyprus	—	109,711	—	109,711
France	—	1,250,576	—	1,250,576
Germany	—	384,765	—	384,765
Ireland	—	235,263	—	235,263
Japan	—	203,297	—	203,297
Jersey	—	456,524	—	456,524
Luxembourg	—	811,637	—	811,637
Mexico	—	115,364	—	115,364
Netherlands	—	942,415	—	942,415
Portugal	—	114,627	—	114,627
United Kingdom	—	3,307,684	—	3,307,684
United States	—	2,629,909	—	2,629,909
Total Corporate Bonds	—	10,603,304	—	10,603,304
Commercial Mortgage-backed Securities
Germany	—	368,048	—	368,048
United Kingdom	—	574,096	—	574,096
United States	—	480,315	—	480,315
Total Commercial Mortgage-backed Securities	—	1,422,459	—	1,422,459
Credit Card Receivables
United Kingdom	—	192,518	—	192,518
United States	—	644,241	—	644,241
Total Credit Card Receivables	—	836,759	—	836,759
Collateralized Loan Obligations
Ireland	—	257,852	—	257,852
Luxembourg	—	145,536	—	145,536
Netherlands	—	580,778	—	580,778
United States	—	63,491	—	63,491
Total Collateralized Loan Obligations	—	1,047,657	—	1,047,657
Residential Mortgage-backed Securities
Australia	—	88,912	—	88,912
Netherlands	—	464,203	—	464,203
United Kingdom	—	1,907,240	—	1,907,240
Total Residential Mortgage-backed Securities	—	2,460,355	—	2,460,355
Sovereign Debt Obligations	—	3,991,162	—	3,991,162
US Government Obligations	—	1,662,376	—	1,662,376
Short-term Investment	3,955,263	—	—	3,955,263
Total Investments	$3,955,263	$22,266,941	$—	$26,222,204
Financial Derivative Instruments - Assets
Exchange-Traded or Centrally-Cleared	$6,390	$273,750	$—	$280,140
Over-The-Counter	—	124,710	—	124,710
Total Financial Derivative Instruments - Assets	$6,390	$398,460	$—	$404,850

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Unconstrained Bond Fund
April 30, 2016 (continued)

Liabilities
Financial Derivative Instruments - Liabilities
Exchange-Traded or Centrally-Cleared	$(477)	$(522,474)	$—	$(522,951)
Over-The-Counter	—	(647,756)	—	(647,756)
Total Financial Derivative Instruments - Liabilities	$(477)	$(1,170,230)	$—	$(1,170,707)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
US Growth Opportunities Fund
April 30, 2016

		Value
Shares		(note 2)
Common stocks - 95.70%
Ireland - 1.43%
1,228	Perrigo Co. plc	$118,711
		118,711

United States - 94.27%
932	Acuity Brands, Inc.	227,305
2,758	Adobe Systems, Inc. *	259,859
3,479	Amphenol Corp., Class A	194,233
5,260	Bank of the Ozarks, Inc.	217,238
2,092	Bio-Techne Corp.	194,933
910	C.R. Bard, Inc.	193,075
3,758	Cantel Medical Corp.	251,748
1,751	Celgene Corp. *	181,071
4,065	Cerner Corp. *	228,209
3,971	Cognizant Technology Solutions Corp., Class A *	231,787
1,827	Costco Wholesale Corp.	270,634
2,835	Danaher Corp.	274,286
2,130	Ecolab, Inc.	244,907
3,608	Fiserv, Inc. *	352,574
1,607	Henry Schein, Inc. *	271,101
2,516	Intuit, Inc.	253,839
4,889	Microchip Technology, Inc.	237,557
4,138	Raymond James Financial, Inc.	215,879
2,577	Red Hat, Inc. *	189,075
1,052	salesforce.com, Inc. *	79,742
1,402	Snap-on, Inc.	223,311
5,351	Starbucks Corp.	300,887
2,130	The JM Smucker Co.	270,467
1,971	The Middleby Corp. *	216,100
4,062	The TJX Companies, Inc.	307,981
2,039	The Walt Disney Co.	210,547
3,039	Tractor Supply Co.	287,672
1,038	Ultimate Software Group, Inc. *	204,060
2,409	Under Armour, Inc., Class A *	105,851
2,409	Under Armour, Inc., Class C *	98,287
3,539	VF Corp.	223,134
2,425	Visa, Inc., A Shares	187,307
2,168	Wabtec Corp.	179,792
3,388	Walgreens Boots Alliance, Inc.	268,601

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
US Growth Opportunities Fund
April 30, 2016 (continued)

		Value
Shares		(note 2)
758	WW Grainger, Inc.	$177,766
		7,830,815

	Total common stocks
	(Cost $7,410,875)	7,949,526

	Total long term investments
	(Cost $7,410,875)	7,949,526
Short-term investment - 4.30%
356,787	Fidelity Institutional Treasury Portfolio	356,787

	Total short-term investment	356,787
	(Cost $356,787)

Total investments - 100.00%		8,306,313
	(Cost $7,767,662)

Net other assets and liabilities – 0.00% (a)		160

Total net assets – 100.00%		$8,306,473
*	Non-income producing security
(a)	Less than 0.005% of total net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
US Growth Opportunities Fund
April 30, 2016 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Application Software	9.60%
Data Processing & Outsourced Services	6.50
Health Care Equipment	5.35
Industrial Machinery	5.29
Apparel, Accessories & Luxury Goods	5.14
Apparel Retail	3.71
Restaurants	3.62
Specialty Stores	3.46
Industrial Conglomerates	3.30
Health Care Distributors	3.26
Hypermarkets & Super Centers	3.26
Packaged Foods & Meats	3.26
Drug Retail	3.23
Specialty Chemicals	2.95
Semiconductors	2.86
IT Consulting & Other Services	2.79
Health Care Technology	2.75
Electrical Components & Equipment	2.74
Regional Banks	2.62
Investment Banking & Brokerage	2.60
Movies & Entertainment	2.53
Life Sciences Tools & Services	2.35
Electronic Components	2.34
Systems Software	2.28
Biotechnology	2.18
Construction & Farm Machinery & Heavy Trucks	2.16
Trading Companies & Distributors	2.14
Pharmaceuticals	1.43
Total Long-Term Investments	95.70
Short-Term Investment	4.30
Total Investments	100.00
Net Other Assets and Liabilities	0.00 *
100.00%
*  Less than 0.005% of total net assets.

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable.	% of total
Excludes derivatives:	investments
US Dollar	100%
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
US Growth Opportunities Fund
April 30, 2016 (continued)

Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016:

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
Description	(level 1)	(level 2)	(level 3)
Assets
Common Stocks
Ireland	$118,711	$—	$—	$118,711
United States	7,830,815	—	—	7,830,815
Total Common Stocks	7,949,526	—	—	7,949,526
Short-term investment	356,787	—	—	356,787
Total Investments	$8,306,313	$—	$—	$8,306,313

During the period ended April 30, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Note 1. Organization

Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among thirteen series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Long/Short Equity Fund, Henderson International Opportunities Fund, Henderson International Select Equity Fund, Henderson Strategic Income Fund, Henderson Unconstrained Bond Fund and Henderson US Growth Opportunities Fund (collectively, the “Funds”) are included in this report. Each is a separate series of the Trust and each is diversified except for the Henderson High Yield Opportunities Fund, Henderson International Long/Short Equity Fund, Henderson International Select Equity Fund, Henderson Unconstrained Bond Fund and Henderson US Growth Opportunities Fund, which are non-diversified.

Though it may invest directly in securities, the Henderson All Asset Fund is primarily a Fund-of-Funds (“FoF”) that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market, derivative instruments and commodities products. The FoF does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the FoF, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets subject to 1940 Act limitations and any exemptive relief provided thereto. The FoFs’ “Portfolio of Investments” lists the underlying funds held as an investment of the FoF as of period end, but does not include the holdings of the underlying funds.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with US generally accepted accounting principles (“US GAAP”), which includes the accounting and reporting guidelines under the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The preparation of the portfolios of investments in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results may differ from those estimates.

Security valuation
Securities, short sales and financial derivative instruments traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter ("OTC") market are valued at the mean between the last bid and asked price.

Debt securities, including short-term investments and/or those with an original or remaining maturity of 60 days or less, are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Investments in investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

OTC financial derivatives instruments between the Funds and their counterparties, including swap contracts and options (including swaptions) and centrally-cleared swap contracts listed or traded on a multi-lateral or trade facility platform, such as a registered exchange, are valued using independent values provided by independent pricing services when available. Otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Security transactions
Investment transactions are accounted for on a trade-date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date.

Foreign currency translation
Investments in securities, financial derivative instruments and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities. Alternatively, a Fund may enter into a forward foreign currency contract for the speculative purpose of gaining exposure to particular foreign currency markets. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk or both kinds of risks, the extent of which may subject the Fund to loss in excess of the amount recognized. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Futures contracts
The Funds are subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing their investment objectives. Accordingly, the Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates, equity indices or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, a Fund is required to deposit cash with the broker as initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on fluctuations in the fair value of the underlying asset. Unrealized appreciation or depreciation is recognized but not considered realized until the contracts expire or are closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and/or the underlying hedged assets. With futures contracts, there is limited counterparty credit risk to the Funds as futures contracts are exchange-traded and the exchange’s clearinghouse acts as counterparty to all exchange-traded futures transactions. When applicable, open futures contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments

Short Sales
The International Long/Short Equity Fund may engage in short selling (i.e., selling securities it does not own) as part of its normal investment activities. The Fund will enter into a short position on a security believed to be overvalued or poised to underperform in order to take advantage of a decline in its price. Securities sold short are recorded as a liability and marked-to-market daily. There are substantial risks associated with selling short, including the risk that the Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The loss on a short sale is potentially unlimited as the value of a security sold short increases. The Fund is also subject to the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Short positions are collateralized by cash and/or securities held with the Fund’s custodian. The collateral amount is adjusted daily based on the market value of the short positions. The securities pledged as collateral that are restricted from use are included on the Portfolio of Investments.  Liabilities for securities sold short are closed by purchasing the applicable securities for delivery to the Fund’s custodian. Open short positions outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

Options
The Funds may purchase put and call options to create investment exposure consistent with their investment objectives or to hedge or limit the exposure of their portfolio holdings. Alternatively, certain Funds may write (sell) call and put options on securities and financial derivative instruments in order to gain exposure to, or protect against, changes in the markets. The Funds may use options on exchange-traded futures contracts, indices or securities to hedge an existing position or future investment, for speculative purposes, or to manage exposure to market movements. The Funds may also use foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation, to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The Funds may also use interest rate swaptions in which the underlying instrument is an interest rate swap (discussed under the heading “Swap contracts”). Swaptions are agreements to enter into a pre-defined swap agreement by some specified date in the future. The writer of a swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. These types of options may be used to hedge against unfavorable fluctuations in interest rates.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument, while purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium when purchasing call options or put options. The option is subsequently valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument, and the possibility of an illiquid market for the option. There is limited counterparty risk with respect to exchange-traded purchased options as settlement is facilitated through a central clearinghouse. There is inherently more risk in counterparty non-performance for OTC purchased options, although the risk is generally limited to the premium paid. When applicable, options purchased by the Funds and outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is recognized as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option. Written options are subject to substantial risks. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security/index or currency underlying the written option. Exercise of an option written by the Fund could result in a Fund selling or buying the underlying at a price different from current market value. Further, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. When applicable, open options and swaptions at the end of the period are listed in each Fund's Portfolio of Investments.

The number of options/swaptions written and the premiums received, including both exchange-traded and OTC options, by the Unconstrained Bond Fund during the period ended April 30, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	14,440,000	$128,008
Options written during period	11,360,034	123,174
Options bought back during period	(7,570,014)	(68,428)
Options expired during period	(13,900,020)	(71,000)
Options outstanding, end of period	4,330,000	111,754

Swap contracts
The Funds may enter into interest rate, credit default, inflation, equity, total return, currency and other swap contracts. Swap contracts are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap the returns (or the differential in rates of return) earned or realized on particular investments, instruments, indices or other measures for a defined series of cash flows at a predetermined rate at specified, future intervals. Swap contracts are privately negotiated in the OTC market (“OTC swaps”), or may be executed on a multi-lateral or other trade facility platform, such as a registered exchange (“centrally-cleared swaps”). The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a pre-determined period of time.

Certain Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure (i.e., leverage), or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must either pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation or pay a net amount equal to the par value of the defaulted reference entity less its recovery value. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts as of period end are disclosed in the Portfolios of Investments, as applicable. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Certain Funds hold fixed-rate and/or floating-rate bonds. Accordingly, the Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives as the value of these bonds may decrease if interest rates rise, or vice versa. To hedge against this risk and/or to generate income at prevailing market rates, the Funds may enter into interest rate swap contracts. Interest rate swap contracts involve the exchange by the Fund with another party for their respective commitment to pay or receive a fixed or variable interest rate on the notional amount.

The International Long/Short Equity Fund may enter into equity swaps for purposes of establishing long or short exposure to underlying individual securities. Equity swaps may be used in lieu of direct stock investment or short sale to enhance liquidity, synthetically enter markets with high barriers to entry or establish short positions in markets where short selling is disallowed. Equity swaps involve commitments where cash flows are exchanged based on a variable interest rate. At maturity, or upon reset or termination, a net cash flow is exchanged equivalent to the return, inclusive of dividends declared, on the underlying equity, less a financing rate.

Swap payments received or made at the beginning of the measurement period represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap.

Entering into these contracts involves, to varying degrees, elements of counterparty, interest, credit and market risk. Such risks involve the potential inability of the counterparties to meet the terms of their contract (which is limited with respect to centrally-cleared swaps as described below), unanticipated changes in the value of the swap contract, the possibility that there will be no liquid market for the contract, and that there may be unfavorable changes in interest rates. The risk that a counterparty is unable to perform on its obligations in situations when the Funds are in an appreciated position is mitigated with respect to OTC swaps by having master netting arrangements between the Funds and their counterparties and, in certain scenarios dictated by the contracts, the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on the fluctuations in the fair value of the reference entity. The magnitude of counterparty credit risk is different depending on the type of swap. Under a credit default swap, the Funds’ maximum risk of loss as the protection buyer is limited to the market value, or the current unrealized appreciation/depreciation on the contract plus/minus any upfront premiums paid/received. Alternatively, as the protection seller, the maximum risk of loss is equivalent to the notional or par value of the contract plus/minus any upfront premiums paid/received. At April 30, 2016, notional outstanding for credit protection sold, translated into US Dollar amounts, equated to $250,000  for the High Yield Opportunities Fund and $57,253 for the Strategic Income Fund. There are no sell protection credit default swaps as of April 30, 2016 in the Unconstrained Bond Fund. Alternatively, under an interest rate, inflation, or equity swap, as notional is not exchanged, the Funds’ maximum risk of loss is limited to the unrealized loss on the contracts. When applicable, open swap contracts at the end of the period are listed in each Fund's Portfolio of Investments.

Note 3. Investment transactions

Securities Lending

The European Focus Fund, Global Technology Fund, High Yield Opportunities Fund, International Opportunities Fund and International Select Equity Fund are enrolled in a securities lending program whereby the Funds may loan securities with a value of up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. Securities loans are made to banks and broker-dealers via State Street Bank and Trust Company (“SSB”) as lending agent pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the value of the securities on loan. The Funds receive cash or short-term US government obligations as collateral against the loaned securities in an amount at least equal to 102% (for loans of US securities) or 105% (for loans of non-US securities) of the fair value of the loaned securities at the inception of each loan, and which is subsequently adjusted each day based on market value movements. Accordingly, the value of the collateral received with respect to a loaned security may be temporarily more or less than the value of the loaned security on any given day due to market fluctuations of security values and as a result may appear to be over or under-collateralized. The required collateral to be received or returned is adjusted on the following business day.

Under the securities lending arrangement, the collateral received is recorded by the lending Fund along with a related obligation to return the collateral. To the extent non-cash collateral received in the form of short-term US government obligations, brokers pay the lending Fund negotiated lenders' fees which are divided between the Fund and SSB and are recorded as security lending income. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a 1940 Act-registered open-end mutual fund used exclusively for SSB securities lending clients, which management of the Funds has determined presents minimal credit risk. Securities on loan and investment of cash collateral in the State Street Navigator Securities Lending Prime Portfolio are reflected in each Fund’s Portfolio of Investments, as applicable.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. Consequently, loans are made only to borrowers which are deemed to be creditworthy by SSB and approved by management of the Funds. The borrower pays the Funds an amount equal to any dividends or interest received on securities lent, and the Funds retain all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Funds may call such loans in order to sell the securities involved.

The following table is a summary of each Fund’s securities on loan and related cash and non-cash collateral received as of April 30, 2016:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received*
European Focus	$ 219,557,127	$ 235,852,026	$ -	$ 235,852,026
Global Technology	2,980,171	3,038,789	-	3,038,789
High Yield Opportunities	-	-	-	-
International Opportunities	218,867,676	233,178,796	638,854	233,817,650
International Select Equity	209,186	-	222,669	222,669
* The “Total Collateral Received” as of period end may be less than the “Market Value of Securities on Loan” as the result of fluctuations in the value of loaned securities. Additional required collateral as a result of changes in the value of loaned securities is received the following business day.

4. Fair value measurements

US GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

    • Level 1 – quoted prices (unadjusted) in active markets for identical investments
    • Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    • Level 3 – significant unobservable inputs based on the best information available in the circumstances to the extent observable inputs are not available (including the Fund's own assumptions in determining the fair value of investments)

Tables included under the heading “Fair value measurements” summarizing each Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2016 have been listed after each Fund’s Portfolio of Investments.

Any transfers between levels are disclosed, effective at the end of the period, in each Fund's table with the reasons for the transfers disclosed in a note to the table, if applicable.

5. Transactions with affiliates
An affiliated entity of a Fund may include any company in which the Fund owns 5% or more of its outstanding voting shares. Additionally, certain of the Funds held ownership in other Funds within the Trust. At April 30, 2016, the All Asset Fund held 0.04% of the Henderson Global Equity Income Fund, 3.59% of the Henderson High Yield Opportunities Fund, 0.30% of the Henderson Strategic Income Fund and 8.97% of the Henderson Unconstrained Bond Fund. Transactions in affiliates during the period ended April 30, 2016 were as follows:
Affiliate	Value 7/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 4/30/2016	Dividend Income
All Asset
Henderson Global Equity Income Fund	$ 1,591,319	$ 58,484	$ -	$ (92,026)	$ -	$ 1,557,777	$ 58,484
Henderson Global Technology Fund	1,486,901	77,970	(1,364,510)	(250,487)	50,126	-	-
Henderson High Yield Opportunities Fund	-	1,062,202	-	54,747	-	1,116,949	20,202
Henderson Strategic Income Fund	1,214,183	25,991	-	(2,407)	-	1,237,767	25,991
Henderson Unconstrained Bond Fund	2,978,911	134,264	(632,660)	(65,334)	(76,703)	2,338,478	31,013
Total	$7,271,314	1,358,911	(1,997,170)	(355,507)	(26,577)	6,250,971	135,690

The aggregate cost and value of affiliates at April 30, 2016 is $6,508,527 and $6,250,971, respectively. Investments in affiliates represented 11.62% of total net assets of the All Asset Fund as of April 30, 2016.

6. Federal income tax cost basis
The US federal income tax basis of investments, including proceeds from securities sold short but excluding financial derivative instruments, is formally identified annually as part of the July 31 fiscal and tax year-end audit and tax provision. The US GAAP cost basis of investments as of April 30, 2016, which approximates the US federal income tax basis of investments, and the gross unrealized appreciation and depreciation, were as follows:

	All Asset	Dividend & Income Builder
Cost	$ 52,375,094	$ 110,222,612
Gross unrealized appreciation	1,565,660	6,347,272
Gross unrealized depreciation	(1,055,627)	(3,240,072)
Net unrealized appreciation (depreciation)	510,033	3,107,200

	Emerging Markets	European Focus
Cost	$ 36,374,980	$ 3,862,944,137
Gross unrealized appreciation	2,633,621	241,492,434
Gross unrealized depreciation	(1,124,931)	(387,504,439)
Net unrealized appreciation (depreciation)	1,508,690	(146,012,005)
	Global Equity Income	Global Technology
Cost	$ 3,778,840,262	$ 163,763,896
Gross unrealized appreciation	191,581,132	61,557,392
Gross unrealized depreciation	(197,034,419)	(7,472,418)
Net unrealized appreciation (depreciation)	(5,453,287)	54,084,974
	High Yield Opportunities	International Long/Short Equity
Cost	$32,121,336	$27,213,004
Gross unrealized appreciation	781,759	1,083,003
Gross unrealized depreciation	(519,050)	(730,931)
Net unrealized appreciation (depreciation)	262,709	352,072
	International Opportunities	International Select Equity
Cost	$ 4,757,741,242	$ 7,863,021
Gross unrealized appreciation	692,599,039	386,331
Gross unrealized depreciation	(288,171,225)	(310,649)
Net unrealized appreciation (depreciation)	404,427,814	75,682
	Strategic Income	Unconstrained Bond
Cost	$414,636,609	$26,532,018
Gross unrealized appreciation	9,122,933	655,843
Gross unrealized depreciation	(7,942,675)	(965,657)
Net unrealized appreciation (depreciation)	1,180,258	(309,814)
		US Growth Opportunities
Cost		$7,767,662
Gross unrealized appreciation		744,524
Gross unrealized depreciation		(205,873)
Net unrealized appreciation (depreciation)		538,651

Identified cost may differ for book and tax basis reporting purposes primarily due to tax deferral of losses on wash sales, PFIC transactions, different book and tax treatment on certain debt instruments and amortization of premiums.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.    Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:            /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       June 22, 2016

By:            /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       June 22, 2016